UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.89%
Aerospace & Defense - 1.98%
L-3 Communications Holdings, Inc.	12,900	$932,283
Northrop Grumman Corp.	17,400	1,054,962

		1,987,245

Airlines - 4.48%
Delta Air Lines, Inc.*	77,800	905,592
Lan Airlines SA - Sponsored ADR	33,000	971,520
UAL Corp.*+	51,900	1,226,397
US Airways Group, Inc.*+	150,800	1,394,900

		4,498,409

Auto Components - 1.50%
TRW Automotive Holdings Corp.*	36,200	1,504,472

Automobiles - 1.43%
Ford Motor Co.*	117,600	1,439,424

Beverages - 2.27%
Brown-Forman Corp., Class B	20,900	1,288,276
Dr. Pepper Snapple Group, Inc.	28,000	994,560

		2,282,836

Chemicals - 3.86%
Huntsman Corp.	99,000	1,144,440
Lubrizol Corp.	16,400	1,737,908
Sherwin-Williams Co. (The)	13,300	999,362

		3,881,710

Commercial Banks - 3.82%
KeyCorp	124,700	992,612
Lloyds Banking Group PLC - ADR	215,200	992,072
M&T Bank Corp.+	14,200	1,161,702
Regions Financial Corp.	94,600	687,742

		3,834,128

Communications Equipment - 2.71%
Acme Packet, Inc.*	43,800	1,661,772
F5 Networks, Inc.*	10,200	1,058,862

		2,720,634

Computers & Peripherals - 2.85%
Lexmark International, Inc., Class A*	30,200	1,347,524
SanDisk Corp.*	41,400	1,517,310

		2,864,834

Industry Company	Shares	Value

Construction Materials - 0.87%
Cemex SAB de CV - Sponsored ADR*	103,000	$875,500

Consumer Finance - 1.76%
Credit Acceptance Corp.*+	20,800	1,259,648
SLM Corp.*	44,000	508,200

		1,767,848

Diversified Consumer Services - 0.50%
Corinthian Colleges, Inc.*+	71,500	501,930

Electrical Equipment - 1.67%
Cooper Industries PLC	34,300	1,678,299

Electronic Equipment, Instruments & Components - 3.22%
Arrow Electronics, Inc.*	39,000	1,042,470
Ingram Micro, Inc., Class A*	66,700	1,124,562
Tech Data Corp.*	26,400	1,063,920

		3,230,952

Energy Equipment & Services - 4.00%
Atwood Oceanics, Inc.*	62,700	1,909,215
Newpark Resources, Inc.*	121,800	1,023,120
Tetra Technologies, Inc.*	106,400	1,085,280

		4,017,615

Food & Staples Retailing - 2.05%
Safeway, Inc.	49,200	1,041,072
Wal-Mart Stores, Inc.	19,000	1,016,880

		2,057,952

Food Products - 0.59%
Pilgrim’s Pride Corp.*	104,800	588,976

Health Care Equipment & Supplies - 3.19%
Align Technology, Inc.*	57,300	1,121,934
CR Bard, Inc.	12,800	1,042,304
Sirona Dental Systems, Inc.*	28,900	1,041,556

		3,205,794

Health Care Providers & Services - 0.97%
Quest Diagnostics, Inc.	19,300	974,071

Insurance - 2.78%
Aflac, Inc.	10,300	532,613
American International Group, Inc.*+	26,900	1,051,790
Travelers Cos., Inc. (The)	23,200	1,208,720

		2,793,123

Internet & Catalog Retail - 1.36%
NetFlix, Inc.*+	8,400	1,362,144

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services - 3.25%
Akamai Technologies, Inc.*	22,600	$1,134,068
Baidu, Inc. - Sponsored ADR*	11,800	1,210,916
United Online, Inc.	160,800	919,776

		3,264,760

IT Services - 4.53%
Cognizant Technology Solutions Corp., Class A*	33,200	2,140,404
International Business Machines Corp.	7,800	1,046,292
Unisys Corp.*	48,883	1,363,836

		4,550,532

Leisure Equipment & Products - 2.39%
Hasbro, Inc.	30,500	1,357,555
Polaris Industries, Inc.	16,000	1,041,600

		2,399,155

Life Sciences Tools & Services - 1.00%
Thermo Fisher Scientific, Inc.*	20,900	1,000,692

Machinery - 4.62%
CNH Global N.V.*+	31,100	1,139,504
Cummins, Inc.	12,800	1,159,424
NACCO Industries, Inc., Class A	10,900	952,551
Tata Motors, Ltd. - Sponsored ADR+	54,400	1,387,744

		4,639,223

Marine - 0.00%
Kirby Corp.*	20	801

Media - 3.60%
CBS Corp., Class B Non Voting	72,400	1,148,264
Valassis Communications, Inc.*	44,600	1,511,494
Walt Disney Co. (The)	29,000	960,190

		3,619,948

Metals & Mining - 2.20%
Silver Wheaton Corp.*+	40,000	1,066,000
Silvercorp Metals, Inc.+	137,900	1,141,812

		2,207,812

Multiline Retail - 1.99%
Dillard’s, Inc., Class A+	38,600	912,504
Family Dollar Stores, Inc.	24,500	1,081,920

		1,994,424

Industry Company	Shares	Value

Office Electronics - 1.12%
Xerox Corp.	108,900	$1,127,115

Oil, Gas & Consumable Fuels - 2.92%
Comstock Resources, Inc.*	36,800	827,632
ConocoPhillips	18,600	1,068,198
Exxon Mobil Corp.	16,700	1,031,893

		2,927,723

Paper & Forest Products - 1.98%
Domtar Corp.+	15,900	1,026,822
MeadWestvaco Corp.	39,600	965,448

		1,992,270

Personal Products - 1.03%
Estee Lauder Cos., Inc., Class A (The)	16,300	1,030,649

Pharmaceuticals - 1.10%
Bristol-Myers Squibb Co.	39,900	1,081,689
Medicines Co. (The)*	1,600	22,720

		1,104,409

Professional Services - 1.16%
Dun & Bradstreet Corp.	15,700	1,163,998

Real Estate Investment Trusts (REITs) - 2.17%
BioMed Realty Trust, Inc.	64,700	1,159,424
Weingarten Realty Investors+	46,600	1,016,812

		2,176,236

Road & Rail - 1.25%
Amerco, Inc.*	15,800	1,255,784

Semiconductors & Semiconductor Equipment - 5.60%
ARM Holdings PLC - Sponsored ADR+	58,900	1,104,964
Cirrus Logic, Inc.*+	63,000	1,123,920
Micron Technology, Inc.*	231,600	1,669,836
Veeco Instruments, Inc.*	49,600	1,729,552

		5,628,272

Software - 2.11%
TIBCO Software, Inc.*	63,200	1,121,168
VMware, Inc., Class A*	11,800	1,002,292

		2,123,460

Specialty Retail - 2.77%
DSW, Inc., Class A*+	37,900	1,087,730
Pier 1 Imports, Inc.*#	207,400	1,698,606

		2,786,336

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors - 2.22%
W.W. Grainger, Inc.	18,700	$2,227,357

Wireless Telecommunication Services - 1.02%
Sprint Nextel Corp.*	220,300	1,019,989

TOTAL COMMON STOCKS - 97.89%		98,308,841

(Cost $87,454,397)

TOTAL INVESTMENTS - 97.89%		$98,308,841
(Cost $87,454,397)
Other Assets in Excess of Liabilities - 2.11%		2,122,805

NET ASSETS - 100.00%		$100,431,646

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $1,698,606.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $15,446,551 at September 30, 2010.
ADR	- American Depositary Receipt
PLC	- Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$98,308,841	$—	$—	$98,308,841

TOTAL	$98,308,841	$—	$—	$98,308,841

Other Financial Instruments**	$—	$812	$—	$812

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.69%
Aerospace & Defense - 3.29%
L-3 Communications Holdings, Inc.	44,700	$3,230,469
Northrop Grumman Corp.	55,500	3,364,965
Raytheon Co.	67,300	3,076,283

		9,671,717

Airlines - 2.80%
UAL Corp.*+	169,800	4,012,374
US Airways Group, Inc.*+	454,400	4,203,200

		8,215,574

Auto Components - 2.44%
Magna International, Inc.	36,100	2,969,586
TRW Automotive Holdings Corp.*	101,100	4,201,716

		7,171,302

Automobiles - 1.74%
Ford Motor Co.*	416,700	5,100,408

Beverages - 2.19%
Brown-Forman Corp., Class B	57,300	3,531,972
Dr. Pepper Snapple Group, Inc.	81,800	2,905,536

		6,437,508

Capital Markets - 1.21%
Affiliated Managers Group, Inc.*	45,500	3,549,455

Chemicals - 3.56%
Huntsman Corp.#	321,500	3,716,540
Lubrizol Corp.	29,400	3,115,518
Sherwin-Williams Co. (The)	48,300	3,629,262

		10,461,320

Commercial Banks - 3.99%
KeyCorp	366,100	2,914,156
Lloyds Banking Group PLC - ADR	702,400	3,238,064
M&T Bank Corp.+	39,500	3,231,495
Regions Financial Corp.	323,700	2,353,299

		11,737,014

Communications Equipment - 4.18%
Acme Packet, Inc.*	246,700	9,359,798
F5 Networks, Inc.*	28,300	2,937,823

		12,297,621

Industry Company	Shares	Value

Computers & Peripherals - 3.94%
Lexmark International, Inc., Class A*	112,100	$5,001,902
SanDisk Corp.*	179,800	6,589,670

		11,591,572

Construction Materials - 0.97%
Cemex SAB de CV - Sponsored ADR*	334,700	2,844,950

Consumer Finance - 1.91%
Capital One Financial Corp.	73,700	2,914,835
SLM Corp.*	234,300	2,706,165

		5,621,000

Diversified Consumer Services - 1.65%
Corinthian Colleges, Inc.*+	192,800	1,353,456
Service Corp. International	404,100	3,483,342

		4,836,798

Electrical Equipment - 1.88%
Cooper Industries PLC	112,900	5,524,197

Electronic Equipment, Instruments & Components - 3.42%
Arrow Electronics, Inc.*	128,800	3,442,824
Ingram Micro, Inc., Class A*	185,200	3,122,472
Tech Data Corp.*	86,400	3,481,920

		10,047,216

Energy Equipment & Services - 3.49%
Atwood Oceanics, Inc.*	108,500	3,303,825
Newpark Resources, Inc.*	395,800	3,324,720
Tetra Technologies, Inc.*	355,300	3,624,060

		10,252,605

Food & Staples Retailing - 1.16%
Safeway, Inc.	160,700	3,400,412

Health Care Equipment & Supplies - 1.02%
CR Bard, Inc.	36,700	2,988,481

Health Care Providers & Services - 2.23%
AmerisourceBergen Corp.	120,000	3,679,200
Quest Diagnostics, Inc.	56,700	2,861,649

		6,540,849

Household Products - 1.54%
Procter & Gamble Co. (The)	75,700	4,539,729

www.bridgeway.com	1

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance - 2.53%
American International Group, Inc.*+	88,100	$3,444,710
Travelers Cos., Inc. (The)	76,800	4,001,280

		7,445,990

Internet & Catalog Retail - 1.51%
NetFlix, Inc.*+	27,300	4,426,968

Internet Software & Services - 2.44%
Akamai Technologies, Inc.*	73,500	3,688,230
Baidu, Inc. - Sponsored ADR*	34,000	3,489,080

		7,177,310

IT Services - 4.38%
Cognizant Technology Solutions Corp., Class A*	92,000	5,931,240
International Business Machines Corp.	26,800	3,594,952
Unisys Corp.*	120,100	3,350,790

		12,876,982

Leisure Equipment & Products - 2.18%
Hasbro, Inc.	66,100	2,942,111
Polaris Industries, Inc.	53,000	3,450,300

		6,392,411

Life Sciences Tools & Services - 0.95%
Thermo Fisher Scientific, Inc.*	58,300	2,791,404

Machinery - 5.02%
CNH Global N.V.*	91,200	3,341,568
Cummins, Inc.	41,400	3,750,012
Mueller Industries, Inc.	118,100	3,128,469
Tata Motors, Ltd. - Sponsored ADR+	178,000	4,540,780

		14,760,829

Media - 2.95%
CBS Corp., Class B Non Voting	239,200	3,793,712
Valassis Communications, Inc.*	143,800	4,873,382

		8,667,094

Metals & Mining - 2.27%
Silver Wheaton Corp.*	109,900	2,928,835
Silvercorp Metals, Inc.	452,900	3,750,012

		6,678,847

Industry Company	Shares	Value

Multiline Retail - 1.94%
Dillard’s, Inc., Class A+	125,500	$2,966,820
Family Dollar Stores, Inc.	62,100	2,742,336

		5,709,156

Office Electronics - 1.07%
Xerox Corp.	303,200	3,138,120

Oil, Gas & Consumable Fuels - 2.12%
Comstock Resources, Inc.*	127,100	2,858,479
Exxon Mobil Corp.	54,600	3,373,734

		6,232,213

Paper & Forest Products - 2.31%
Domtar Corp.+	53,600	3,461,488
MeadWestvaco Corp.	136,100	3,318,118

		6,779,606

Personal Products - 1.16%
Estee Lauder Cos., Inc., Class A (The)	54,000	3,414,420

Pharmaceuticals - 1.29%
Bristol-Myers Squibb Co.	140,200	3,800,822

Professional Services - 1.11%
Dun & Bradstreet Corp.	44,100	3,269,574

Real Estate Investment Trusts (REITs) - 2.30%
BioMed Realty Trust, Inc.	213,600	3,827,712
Weingarten Realty Investors+	133,700	2,917,334

		6,745,046

Road & Rail - 0.93%
Avis Budget Group, Inc.*	233,300	2,717,945

Semiconductors & Semiconductor Equipment - 5.04%
ARM Holdings PLC - Sponsored ADR	164,700	3,089,772
Cirrus Logic, Inc.*+	204,100	3,641,144
Micron Technology, Inc.*	728,700	5,253,927
Veeco Instruments, Inc.*+	80,800	2,817,496

		14,802,339

Software - 1.08%
TIBCO Software, Inc.*	179,200	3,179,008

Specialty Retail - 3.25%
Pier 1 Imports, Inc.*	692,000	5,667,480
Ross Stores, Inc.	71,300	3,894,406

		9,561,886

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Trading Companies & Distributors - 1.23%
W.W. Grainger, Inc.		30,400	$3,620,944

Wireless Telecommunication Services - 1.02%
Sprint Nextel Corp.*		645,300	2,987,739

TOTAL COMMON STOCKS - 98.69%			290,006,381

(Cost $261,571,494)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.15%
BlackRock Fed Fund	0.08%	453,254	453,254

TOTAL MONEY MARKET FUND - 0.15%			453,254

(Cost $453,254)

TOTAL INVESTMENTS - 98.84%			$290,459,635
(Cost $262,024,748)
Other Assets in Excess of Liabilities - 1.16%			3,402,676

NET ASSETS - 100.00%			$293,862,311

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $2,653,020.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $36,418,258 at September 30, 2010.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs

Investment in Securities (Market Value)

	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser - vable Inputs	Total
Common Stocks	$290,006,381	$—	$—	$290,006,381
Money Market Fund	—	453,254	—	453,254

TOTAL	$290,006,381	$453,254	$—	$290,459,635

Other Financial Instruments**	$—	$(639)	$—	$(639)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 95.46%
Aerospace & Defense - 1.86%
Astronics Corp.*	40,000	$698,000
CPI Aerostructures, Inc.*	20,000	200,000
Sparton Corp.*	80,000	487,200
Todd Shipyards Corp.	11,000	165,770

		1,550,970

Air Freight & Logistics - 1.08%
Park-Ohio Holdings Corp.*	67,700	900,410

Airlines - 0.71%
Republic Airways Holdings, Inc.*+	71,900	595,332

Auto Components - 1.19%
Motorcar Parts of America, Inc.*	40,000	347,200
Shiloh Industries, Inc.*	20,000	193,600
SORL Auto Parts, Inc.*	52,000	450,320

		991,120

Beverages - 0.70%
Craft Brewers Alliance, Inc.*+	76,800	582,912

Biotechnology - 0.21%
Transcept Pharmaceuticals, Inc.*	25,400	177,038

Capital Markets - 5.17%
Arlington Asset Investment Corp., Class A+	43,600	1,016,316
Ladenburg Thalmann Financial Services, Inc.*	353,500	360,570
TICC Capital Corp.+	121,500	1,257,525
Triangle Capital Corp.	67,171	1,073,393
Virtus Investment Partners, Inc.*	20,000	605,200

		4,313,004

Chemicals - 0.94%
KMG Chemicals, Inc.	55,700	784,813

Commercial Banks - 2.76%
Alliance Financial Corp.	16,100	486,703
Bancorp Rhode Island, Inc.	11,600	323,988
Farmers Capital Bank Corp.+	20,000	99,000
Fidelity Southern Corp.*+	20,200	132,512
Financial Institutions, Inc.+	20,000	353,200
MidWestOne Financial Group, Inc.	45,000	659,700

Industry Company	Shares	Value

Commercial Banks (continued)
NewBridge Bancorp*	18,900	$67,851
Penns Woods Bancorp, Inc.	5,500	181,775

		2,304,729

Commercial Services & Supplies - 1.14%
Industrial Services of America, Inc.*+	61,700	948,946

Communications Equipment - 2.61%
Anaren, Inc.*	51,000	856,290
Bel Fuse, Inc., Class A	5,200	108,836
Powerwave Technologies, Inc.*+	203,100	369,642
Westell Technologies, Inc., Class A*	367,200	844,560

		2,179,328

Computers & Peripherals - 0.19%
Concurrent Computer Corp.*	9,200	61,088
TransAct Technologies, Inc.*	12,400	99,200

		160,288

Construction & Engineering - 0.41%
Furmanite Corp.*	70,000	341,600

Consumer Finance - 0.14%
Nicholas Financial, Inc.*	12,100	112,167

Containers & Packaging - 1.26%
UFP Technologies, Inc.*	89,000	1,047,530

Diversified Consumer Services - 1.81%
Carriage Services, Inc.*	18,100	90,681
Collectors Universe	40,000	538,800
CPI Corp.	25,100	649,588
Mac-Gray Corp.	19,200	232,896

		1,511,965

Diversified Telecommunication Services - 3.54%
8X8, Inc.*	250,000	537,500
HickoryTech Corp.	32,800	279,784
IDT Corp., Class B*+	120,000	2,134,800

		2,952,084

Electrical Equipment - 1.37%
LGL Group, Inc.*	22,800	500,460
Preformed Line Products Co.	13,000	453,310

www.bridgeway.com	1

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
SL Industries, Inc.*	13,200	$185,988

		1,139,758

Electronic Equipment, Instruments & Components - 7.30%
DDi Corp.	111,000	1,025,640
IEC Electronics Corp.*+	113,300	595,958
Iteris, Inc.*	60,000	88,800
Kemet Corp.*	189,100	631,594
LeCroy Corp.*	37,000	292,300
Measurement Specialties, Inc.*	62,500	1,155,000
PAR Technology Corp.*	46,000	282,900
PC Connection, Inc.*	27,100	185,093
Richardson Electronics, Ltd.	85,400	896,700
SMTC Corp.*	100,000	344,000
Spectrum Control, Inc.*	31,100	457,792
TESSCO Technologies, Inc.	8,800	132,616

		6,088,393

Energy Equipment & Services - 0.30%
Mitcham Industries, Inc.*	33,800	250,120

Food & Staples Retailing - 0.52%
Susser Holdings Corp.*	31,000	434,000

Food Products - 2.05%
Coffee Holding Co., Inc.	50,000	207,500
SkyPeople Fruit Juice, Inc.*+	125,000	585,000
SunOpta, Inc.*	150,000	913,500

		1,706,000

Gas Utilities - 0.16%
Gas Natural, Inc.	12,000	133,440

Health Care Equipment & Supplies - 1.40%
Anika Therapeutics, Inc.*	54,000	325,620
Shamir Optical Industry, Ltd.	26,500	284,610
Synergetics USA, Inc.*	112,600	315,280
Uroplasty, Inc.*	51,500	244,625

		1,170,135

Health Care Providers & Services - 6.73%
Almost Family, Inc.*+	28,500	844,455
American Dental Partners, Inc.*	47,000	566,820
Continucare Corp.*	142,000	596,400
Five Star Quality Care, Inc.*	116,000	585,800
Medcath Corp.*	48,800	491,416
Metropolitan Health Networks, Inc.*	216,600	823,080
PDI, Inc.*	37,000	323,380

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Providence Service Corp. (The)*	30,700	$503,173
U.S. Physical Therapy, Inc.*	52,500	877,800

		5,612,324

Health Care Technology - 0.19%
HealthStream, Inc.*	30,000	159,600

Hotels, Restaurants & Leisure - 1.61%
Benihana, Inc., Class A*	8,700	66,033
Caribou Coffee Co., Inc.*+	111,700	1,161,680
Famous Dave’s of America, Inc.*	12,100	115,071

		1,342,784

Household Durables - 3.14%
Bassett Furniture Industries, Inc.*	24,100	118,813
CTI Industries Corp.+	25,800	179,052
Kid Brands, Inc.*	66,200	569,320
Libbey, Inc.*	64,800	853,416
Lifetime Brands, Inc.*	59,400	896,940

		2,617,541

Insurance - 1.21%
First Mercury Financial Corp.	26,100	263,088
Meadowbrook Insurance Group, Inc.	83,000	744,510

		1,007,598

Internet & Catalog Retail - 0.48%
US Auto Parts Network, Inc.*	48,500	397,700

Internet Software & Services - 0.72%
Marchex, Inc., Class B	62,200	338,990
NaviSite, Inc.*	77,800	260,630

		599,620

IT Services - 1.90%
Ciber, Inc.*	127,500	383,775
Hackett Group, Inc. (The)*	94,600	390,698
Lionbridge Technologies, Inc.*	167,500	720,250
Newtek Business Services, Inc.	60,900	86,478

		1,581,201

Leisure Equipment & Products - 0.87%
Escalade, Inc.*	17,900	86,099

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Leisure Equipment & Products (continued)
Summer Infant, Inc.*	81,600	$638,112

		724,211

Machinery - 4.16%
Adept Technology, Inc.*	15,000	87,600
Hawk Corp., Class A*	21,300	921,651
Key Technology, Inc.*	14,000	180,880
Miller Industries, Inc.	50,000	676,500
NN, Inc.*	85,700	707,025
Thermadyne Holdings Corp.*	63,200	893,016

		3,466,672

Marine - 1.18%
Horizon Lines, Inc., Class A	100,000	420,000
International Shipholding Corp.	20,000	564,800

		984,800

Media - 2.21%
Ballantyne Strong, Inc.*	108,900	941,985
Cumulus Media, Inc., Class A*+	50,000	140,500
Gray Television, Inc.*	185,000	371,850
Saga Communications, Inc., Class A*	3,800	77,140
Salem Communications Corp., Class A*	45,000	133,650
Spanish Broadcasting System, Inc., Class A*	200,000	174,000

		1,839,125

Metals & Mining - 1.89%
Friedman Industries	10,700	72,760
Universal Stainless & Alloy*	31,000	761,360
US Energy Corp.*+	163,700	743,198

		1,577,318

Oil, Gas & Consumable Fuels - 3.58%
Callon Petroleum Co.*+	223,900	1,108,305
RAM Energy Resources, Inc.*	162,900	254,124
Warren Resources, Inc.*	334,100	1,326,377
Westmoreland Coal Co.*	30,000	295,800

		2,984,606

Paper & Forest Products - 1.32%
Mercer International, Inc.*+	185,900	909,051

Industry Company	Shares	Value

Paper & Forest Products (continued)
Orient Paper, Inc.*+	45,000	$195,300

		1,104,351

Personal Products - 0.56%
Nutraceutical International Corp.*	30,000	470,700

Professional Services - 1.00%
National Technical Systems, Inc.	50,000	385,000
On Assignment, Inc.*	86,200	452,550

		837,550

Real Estate Investment Trusts (REITs) - 3.87%
Agree Realty Corp.	26,160	660,540
ARMOUR Residential REIT, Inc.+	50,000	351,000
MPG Office Trust, Inc.*+	211,500	528,750
One Liberty Properties, Inc.	53,500	851,185
Winthrop Realty Trust	67,900	839,244

		3,230,719

Road & Rail - 1.86%
Covenant Transportation Group, Inc., Class A*	72,000	537,840
Quality Distribution, Inc.*	100,000	637,000
USA Truck, Inc.*	25,000	374,500

		1,549,340

Semiconductors & Semiconductor Equipment - 8.86%
Axcelis Technologies, Inc.*	472,500	911,925
China Sunergy Co., Ltd. - ADR*+	233,400	1,052,634
FSI International, Inc.*	370,700	986,062
GSI Technology, Inc.*	40,000	229,200
Integrated Silicon Solution, Inc.*	127,000	1,093,470
inTEST Corp.*	152,000	454,480
Nanometrics, Inc.*	74,400	1,119,720
Photronics, Inc.*	112,200	593,538
Ultra Clean Holdings, Inc.*	109,700	945,614

		7,386,643

Software - 0.68%
ePlus, Inc.*	16,800	360,360
Magic Software Enterprises, Ltd.	81,900	204,750

		565,110

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Specialty Retail - 1.66%
Casual Male Retail Group, Inc.*		113,900	$464,712
Cost Plus, Inc.*#+		122,100	506,715
Hastings Entertainment, Inc.*		26,000	176,540
Syms Corp.*		11,000	84,370
Winmark Corp.+		4,500	150,480

			1,382,817

Textiles, Apparel & Luxury Goods - 2.11%
Delta Apparel, Inc.*		23,400	351,000
Heelys, Inc.*+		85,000	204,000
Kenneth Cole Productions, Inc., Class A*		53,300	888,511
Unifi, Inc.*		70,700	318,857

			1,762,368

Thrifts & Mortgage Finance - 3.11%
Abington Bancorp, Inc.		57,400	604,996
ESSA Bancorp, Inc.		50,000	592,000
Meridian Interstate Bancorp, Inc.*		35,500	374,170
Meta Financial Group, Inc.		2,700	86,265
United Financial Bancorp, Inc.		69,300	936,243

			2,593,674

Trading Companies & Distributors - 1.11%
Aceto Corp.		136,800	928,872

Water Utilities - 0.63%
Connecticut Water Service, Inc.+		22,000	526,900

TOTAL COMMON STOCKS - 95.46%			79,610,226

(Cost $70,512,095)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.98%
BlackRock Fed Fund	0.08%	819,185	819,185

TOTAL MONEY MARKET FUND - 0.98%			819,185

(Cost $819,185)

Value

TOTAL INVESTMENTS - 96.44%	$80,429,411
(Cost $71,331,280)
Other Assets in Excess of Liabilities - 3.56%	2,971,099

NET ASSETS - 100.00%	$83,400,510

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $506,715.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $8,273,001 at September 30, 2010.

ADR - American Depositary Receipt

LLC - Limited Liability Co.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Signi- ficant Obser- vable Inputs	Level 3 Signi- ficant Unobser- vable Inputs	Total
Common Stocks	$79,610,226	$—	$—	$79,610,226
Money Market Fund	—	819,185	—	819,185

TOTAL	$79,610,226	$819,185	$—	$80,429,411

Other Financial Instruments**	$—	$23,058	$—	$23,058

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

4	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 95.54%
Aerospace & Defense - 1.50%
Applied Signal Technology, Inc.	77,834	$1,936,510
Ascent Solar Technologies, Inc.*+	180,700	571,012
Astronics Corp.*	22,700	396,115
GenCorp, Inc.*	152,600	750,792
Herley Industries, Inc.*	31,700	523,050
Innovative Solutions & Support, Inc.*	63,454	310,290
Kratos Defense & Security Solutions, Inc.*	28,600	304,590
LMI Aerospace, Inc.*	21,000	334,320
Sparton Corp.*	63,300	385,497

		5,512,176

Air Freight & Logistics - 0.59%
Dynamex, Inc.*	27,100	413,275
Pacer International, Inc.*	188,800	1,140,352
Park-Ohio Holdings Corp.*	46,000	611,800

		2,165,427

Airlines - 0.36%
Pinnacle Airlines Corp.*	137,800	748,254
Republic Airways Holdings, Inc.*+	67,700	560,556

		1,308,810

Auto Components - 1.21%
Amerigon, Inc.*	42,200	434,660
Dorman Products, Inc.*	36,000	1,109,520
Shiloh Industries, Inc.*	4,000	38,720
SORL Auto Parts, Inc.*+	54,700	473,702
Spartan Motors, Inc.	382,600	1,775,264
Strattec Security Corp.*	24,100	601,054

		4,432,920

Beverages - 0.25%
Craft Brewers Alliance, Inc.*	40,200	305,118
MGP Ingredients, Inc.+	75,900	595,815

		900,933

Biotechnology - 5.47%
Acadia Pharmaceuticals, Inc.*	253,500	230,989
Achillion Pharmaceuticals, Inc.*	134,500	406,190
Affymax, Inc.*	55,400	329,630
Amicus Therapeutics, Inc.*	115,991	453,525
Anadys Pharmaceuticals, Inc.*	235,082	545,390
ARIAD Pharmaceuticals, Inc.*+	222,000	848,040

Industry Company	Shares	Value

Biotechnology (continued)
ArQule, Inc.*	131,300	$676,195
Array Biopharma, Inc.*	160,100	517,123
AVI BioPharma, Inc.*+	480,100	883,384
BioSante Pharmaceuticals, Inc.*	212,800	357,504
BioSpecifics Technologies Corp.*+	11,300	304,196
Biotime, Inc.*+	71,800	341,050
Celldex Therapeutics, Inc.*+	71,400	285,600
Curis, Inc.*+	363,100	497,447
Cyclacel Pharmaceuticals, Inc.*+	287,200	493,984
Cytokinetics, Inc.*	187,800	495,792
Cytori Therapeutics, Inc.*+	96,200	470,418
Dusa Pharmaceuticals, Inc.*	181,000	443,450
GTx, Inc.*+	195,000	670,800
Idenix Pharmaceuticals, Inc.*	126,100	390,910
Idera Pharmaceuticals, Inc.*+	79,901	262,874
Infinity Pharmaceuticals, Inc.*+	56,200	309,662
Inovio Pharmaceuticals, Inc.*+	251,600	314,500
Keryx Biopharmaceuticals, Inc.*+	214,400	1,031,264
Ligand Pharmaceuticals, Inc., Class B*	342,800	541,624
Marina Biotech, Inc.*+	35,625	85,144
Nanosphere, Inc.*	71,000	357,130
Neuralstem, Inc.*	124,800	314,496
Neurocrine Biosciences, Inc.*	157,600	955,056
NeurogesX, Inc.*+	43,700	301,967
Novavax, Inc.*+	154,700	338,793
Oncothyreon, Inc.*+	124,300	433,807
Orexigen Therapeutics, Inc.*+	83,300	493,969
Osiris Therapeutics, Inc.*	52,000	378,560
Progenics Pharmaceuticals, Inc.*	72,400	365,620
PROLOR Biotech, Inc.*+	75,700	454,200
Repligen Corp.*	74,634	254,502
Rexahn Pharmaceuticals, Inc.*	216,500	253,305
Sciclone Pharmaceuticals, Inc.*+	166,707	440,107
Spectrum Pharmaceuticals, Inc.*	86,700	361,539
Synta Pharmaceuticals Corp.*	78,100	311,619
Transcept Pharmaceuticals, Inc.*	48,200	335,954

www.bridgeway.com	1

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Trimeris, Inc.*	143,000	$360,360
Vanda Pharmaceuticals, Inc.*	54,100	361,388
Vical, Inc.*+	169,600	378,208
Zalicus, Inc.*	313,021	406,927

		20,044,192

Building Products - 0.18%
NCI Building Systems, Inc.*+	36,800	350,704
PGT, Inc.*+	143,300	326,724

		677,428

Capital Markets - 2.86%
Arlington Asset Investment Corp., Class A+	38,700	902,097
Calamos Asset Management, Inc., Class A	7,400	85,100
Cowen Group, Inc., Class A*	389	1,280
Diamond Hill Investment Group, Inc.	5,600	408,800
Gladstone Capital Corp.+	76,600	863,282
Gladstone Investment Corp.	28,200	188,940
Harris & Harris Group, Inc.*+	69,400	296,338
HFF, Inc., Class A*	56,300	522,464
JMP Group, Inc.	81,100	494,710
LaBranche & Co. Inc*	100,600	392,340
Ladenburg Thalmann Financial Services, Inc.*	337,200	343,944
Main Street Capital Corp.	50,000	794,500
NGP Capital Resources Co.	48,600	440,316
PennantPark Investment Corp.	129,100	1,369,751
TICC Capital Corp.	82,300	851,805
TradeStation Group, Inc.*	114,174	751,265
Triangle Capital Corp.	57,212	914,248
Westwood Holdings Group, Inc.	25,600	866,048

		10,487,228

Chemicals - 1.07%
Chase Corp.	27,800	404,490
KMG Chemicals, Inc.	58,800	828,492
Landec Corp.*	124,900	775,629
Omnova Solutions, Inc.*	163,700	1,177,003
Senomyx, Inc.*	49,300	196,214
Zagg, Inc.*	114,300	547,497

		3,929,325

Industry Company	Shares	Value

Commercial Banks - 8.24%
1st United Bancorp, Inc.*	91,900	$590,917
Alliance Financial Corp.	25,000	755,750
American National Bankshares, Inc.	7,800	171,132
American River Bankshares*	25,800	162,540
Bancorp Rhode Island, Inc.	60,142	1,679,766
BancTrust Financial Group, Inc.*+	69,000	211,140
Bank of Commerce Holdings	81,100	316,290
Banner Corp.	314,717	679,789
Bar Harbor Bankshares	6,000	166,200
Bridge Bancorp, Inc.	26,800	669,732
Bryn Mawr Bank Corp.	41,724	718,487
Camden National Corp.	11,800	408,870
Capital City Bank Group, Inc.+	39,700	481,958
Center Bancorp, Inc.+	72,217	551,738
Center Financial Corp.*	152,200	774,698
Central Pacific Financial Corp.*+	324,700	464,321
Century Bancorp, Inc., Class A	23,272	555,968
Citizens Holding Co.+	20,670	393,763
CNB Financial Corp.	40,800	561,000
CoBiz Financial, Inc.+	72,100	400,876
Eagle Bancorp, Inc.*	5,964	68,467
Enterprise Financial Services Corp.	57,000	530,100
Farmers Capital Bank Corp.	67,149	332,387
Financial Institutions, Inc.	50,533	892,413
First Bancorp, Inc.	33,300	460,539
First California Financial Group, Inc.*	67,400	166,478
First South Bancorp, Inc.+	27,437	272,175
German American Bancorp, Inc.	39,500	677,820
Guaranty Bancorp*	104,791	166,618
Hampden Bancorp, Inc.	33,000	331,650
Hampton Roads Bankshares, Inc.*+	94,705	90,585
Heritage Commerce Corp.*+	74,000	256,780
Heritage Financial Corp.*	39,900	558,600
Home Bancorp, Inc.*	27,300	365,274
Lakeland Bancorp, Inc.+	93,200	785,676
Lakeland Financial Corp.	41,088	766,702
LNB Bancorp, Inc.	20,000	93,600
Merchants Bancshares, Inc.	27,800	693,332
MidSouth Bancorp, Inc.	46,900	663,635

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
MidWestOne Financial Group, Inc.	48,911	$717,035
National Bankshares, Inc.+	14,300	368,940
Northrim BanCorp, Inc.	22,700	376,820
Ohio Valley Banc Corp.	20,500	394,625
Oriental Financial Group, Inc.	37,900	504,070
Pacific Continental Corp.	70,900	641,645
Peapack-Gladstone Financial Corp.	37,100	437,038
Penns Woods Bancorp, Inc.+	16,400	542,020
Peoples Bancorp, Inc.	35,300	436,661
QCR Holdings, Inc.	29,200	263,676
Sandy Spring Bancorp, Inc.	27,600	427,800
Seacoast Banking Corp. of Florida*	79,100	96,502
Shore Bancshares, Inc.	68,100	646,950
Sierra Bancorp	78,600	970,710
Southcoast Financial Corp.*	11,999	48,476
Southside Bancshares, Inc.	59,067	1,115,776
State Bancorp, Inc.	74,700	670,806
Sterling Bancorp	59,509	517,133
Virginia Commerce Bancorp, Inc.*	89,159	433,313
Washington Banking Co.	51,700	716,562
West Bancorporation, Inc.*	104,053	655,534
West Coast Bancorp*+	87,917	200,451
Yadkin Valley Financial Corp.*	64,200	168,204

		30,238,513

Commercial Services & Supplies - 1.62%
Amrep Corp.*	14,500	178,205
APAC Customer Services, Inc.*	265,500	1,502,730
Casella Waste Systems, Inc., Class A*	81,800	343,560
CECO Environmental Corp.*+	57,284	343,131
Courier Corp.	25,900	368,298
Heritage-Crystal Clean, Inc.*	9,266	93,123
Intersections, Inc.	158,584	1,474,831
M&F Worldwide Corp.*	19,798	482,082
Metalico, Inc.*	110,800	424,364
Multi-Color Corp.	21,800	335,720
Standard Register Co. (The)	46,800	136,656
Versar, Inc.*	81,100	245,733

		5,928,433

Communications Equipment - 2.42%
BigBand Networks, Inc.*	125,661	356,877

Industry Company	Shares	Value

Communications Equipment (continued)
Cogo Group, Inc.*	228,100	$1,409,658
Communications Systems, Inc.	29,100	331,449
Globecomm Systems, Inc.*	256,800	2,149,416
KVH Industries, Inc.*	106,700	1,601,567
Network Engines, Inc.*	64,860	94,696
Oplink Communications, Inc.*	92,100	1,827,264
SeaChange International, Inc.*	112,000	829,920
ShoreTel, Inc.*	4,700	23,312
Westell Technologies, Inc., Class A*	102,800	236,440

		8,860,599

Computers & Peripherals - 1.13%
Concurrent Computer Corp.*	55,300	367,192
Cray, Inc.*	101,200	667,920
Dot Hill Systems Corp.*	683,800	957,320
Hutchinson Technology, Inc.*	115,300	400,091
Immersion Corp.*	67,102	396,573
LaserCard Corp.*	56,775	271,952
Rimage Corp.*	15,300	251,532
TransAct Technologies, Inc.*	105,800	846,400

		4,158,980

Construction & Engineering - 0.23%
Comfort Systems USA, Inc.	43,900	471,047
Furmanite Corp.*	75,400	367,952

		838,999

Consumer Finance - 0.24%
CompuCredit Holdings Corp.	91,400	440,548
First Marblehead Corp. (The)*+	185,600	434,304

		874,852

Containers & Packaging - 0.41%
AEP Industries, Inc.*	63,000	1,488,060

Distributors - 0.09%
Audiovox Corp., Class A*	47,707	326,316

Diversified Consumer Services - 0.74%
Carriage Services, Inc.*	81,100	406,311
China Education Alliance, Inc.*	116,300	480,319
Collectors Universe	69,460	935,626
Learning Tree International, Inc.	46,800	473,616

www.bridgeway.com	3

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Consumer Services (continued)
Mac-Gray Corp.	33,300	$403,929

		2,699,801

Diversified Financial Services - 1.00%
Asset Acceptance Capital Corp.*+	36,100	193,857
Asta Funding, Inc.	142,300	1,085,749
Encore Capital Group, Inc.*	22,114	398,494
Marlin Business Services Corp.*	28,300	339,600
Medallion Financial Corp.	161,400	1,257,306
Resource America, Inc., Class A	71,264	404,780

		3,679,786

Diversified Telecommunication Services - 1.03%
HickoryTech Corp.	43,495	371,013
IDT Corp., Class B*+	116,567	2,073,727
Otelco, Inc.	28,600	443,014
SureWest Communications*	64,503	477,322
Warwick Valley Telephone Co.	30,200	430,048

		3,795,124

Electric Utilities - 0.45%
Central Vermont Public Service Corp.	81,600	1,645,872

Electrical Equipment - 1.60%
China Ritar Power Corp.*	71,800	201,040
Coleman Cable, Inc.*	77,000	461,230
FuelCell Energy, Inc.*	148,100	182,163
Fushi Copperweld, Inc.*+	226,000	1,963,940
Hoku Corp.*+	122,600	334,698
Hong Kong Highpower Technology, Inc.*	93,500	329,120
LaBarge, Inc.*	28,000	349,720
LSI Industries, Inc.	70,500	452,610
Magnetek, Inc.*	188,311	248,571
Ocean Power Technologies, Inc.*+	84,483	435,087
PowerSecure International, Inc.*+	60,900	563,934
Ultralife Corp.*+	77,500	339,450

		5,861,563

Electronic Equipment, Instruments & Components - 2.51%
Comverge, Inc.*+	85,700	673,602
DDi Corp.	83,600	772,464
eMagin Corp.*	4,300	13,708
Gerber Scientific, Inc.*	64,900	400,433

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
I.D. Systems, Inc.*	80,200	$159,598
IEC Electronics Corp.*	64,500	339,270
LeCroy Corp.*	28,275	223,372
Measurement Specialties, Inc.*	59,552	1,100,521
Mercury Computer Systems, Inc.*	60,600	729,018
NetList, Inc.*	130,000	387,400
PAR Technology Corp.*	11,000	67,650
Parametric Sound Corp.*Δ	75,000	14,837
PC Connection, Inc.*	30,000	204,900
PC Mall, Inc.*	63,092	402,527
RadiSys Corp.*	187,900	1,770,018
Richardson Electronics, Ltd.	52,011	546,116
Spectrum Control, Inc.*	23,900	351,808
Technitrol, Inc.	109,800	484,218
TESSCO Technologies, Inc.	22,150	333,800
Zygo Corp.*	23,100	226,380

		9,201,640

Energy Equipment & Services - 1.95%
Allis-Chalmers Energy, Inc.*+	78,300	326,511
Bolt Technology Corp.*	155,763	1,596,571
Bronco Drilling Co., Inc.*	83,900	334,761
Dawson Geophysical Co.*	23,999	639,573
ENGlobal Corp.*	34,761	87,598
Geokinetics, Inc.*+	82,300	510,260
Mitcham Industries, Inc.*	161,700	1,196,580
Natural Gas Services Group, Inc.*	35,000	516,950
OYO Geospace Corp.*	15,700	908,716
PHI, Inc., Non Voting*	27,400	443,332
TGC Industries, Inc.*	115,100	441,984
Union Drilling, Inc.*	37,100	166,208

		7,169,044

Food & Staples Retailing - 0.30%
Susser Holdings Corp.*	29,800	417,200
Village Super Market, Inc., Class A	24,600	687,324

		1,104,524

Food Products - 1.63%
AgFeed Industries, Inc.*+	205,801	530,967
Alico, Inc.+	21,000	488,040
Bridgford Foods Corp.	20,500	263,015
China Marine Food Group, Ltd.*+	133,900	698,958

4	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food Products (continued)
Griffin Land & Nurseries, Inc.	19,300	$510,292
John B. Sanfilippo & Son, Inc.*	28,300	373,560
Lifeway Foods, Inc.*+	156,302	1,644,297
Omega Protein Corp.*	76,700	440,258
Overhill Farms, Inc.*	102,100	465,576
Reddy Ice Holdings, Inc.*	110,000	250,800
SkyPeople Fruit Juice, Inc.*	69,300	324,324

		5,990,087

Gas Utilities - 0.20%
Chesapeake Utilities Corp.	15,906	576,115
Gas Natural, Inc.	15,900	176,808

		752,923

Health Care Equipment & Supplies - 4.63%
Alphatec Holdings, Inc.*	164,740	350,896
Anika Therapeutics, Inc.*	98,639	594,793
Antares Pharma, Inc.*	197,000	285,650
AtriCure, Inc.*	133,200	1,057,608
Atrion Corp.	7,848	1,236,139
Bovie Medical Corp.*+	90,900	196,344
Cerus Corp.*+	244,600	939,264
CryoLife, Inc.*	356,000	2,160,920
Exactech, Inc.*	21,300	347,616
Kensey Nash Corp.*	16,800	485,352
Medical Action Industries, Inc.*	27,700	250,685
Orthovita, Inc.*	255,300	579,531
Palomar Medical Technologies, Inc.*	105,900	1,093,947
Rockwell Medical Technologies, Inc.*+	72,100	510,468
RTI Biologics, Inc.*	125,000	328,750
Solta Medical, Inc.*	158,400	316,800
Span-America Medical Systems, Inc.	47,900	683,533
Spectranetics Corp.*	54,948	297,818
STAAR Surgical Co.*+	181,200	980,292
Stereotaxis, Inc.*+	100,600	416,484
Synovis Life Technologies, Inc.*	40,100	599,495
Theragenics Corp.*	151,900	192,913
TomoTherapy, Inc.*	115,400	406,208
TranS1, Inc.*	129,500	319,865
Utah Medical Products, Inc.	49,900	1,462,070
Vascular Solutions, Inc.*	49,300	565,964
Young Innovations, Inc.	10,726	306,871

		16,966,276

Industry Company	Shares	Value

Health Care Providers & Services - 3.73%
Allied Healthcare
International, Inc.*	222,800	$557,000
Almost Family, Inc.*+	11,600	343,708
America Service Group, Inc.	47,100	700,848
American Dental Partners, Inc.*	31,800	383,508
Capital Senior Living Corp.*	129,000	687,570
CardioNet, Inc.*+	55,054	248,293
Chindex International, Inc.*+	121,200	1,831,332
Continucare Corp.*	120,100	504,420
Corvel Corp.*	37,733	1,601,766
Emergent Group, Inc.	57,500	335,225
Five Star Quality Care, Inc.*	121,600	614,080
LCA -Vision, Inc.*	123,000	685,110
Medcath Corp.*	43,400	437,038
Metropolitan Health Networks, Inc.*	185,300	704,140
National Research Corp.	25,500	665,040
PDI, Inc.*	56,700	495,558
Providence Service Corp. (The)*	115,200	1,888,128
Sunrise Senior Living, Inc.*+	85,695	293,934
U.S. Physical Therapy, Inc.*	42,000	702,240

		13,678,938

Hotels, Restaurants & Leisure - 3.16%
AFC Enterprises, Inc.*	127,732	1,583,877
Ambassadors Group, Inc.	48,700	552,258
Benihana, Inc., Class A*	26,200	198,858
Bluegreen Corp.*	97,903	273,149
Canterbury Park Holding Corp.*	45,557	353,067
Caribou Coffee Co., Inc.*	79,600	827,840
Carrols Restaurant Group, Inc.*	78,100	413,930
Dover Downs Gaming & Entertainment, Inc.	9,637	32,766
Einstein Noah Restaurant Group, Inc.*	49,100	520,460
Empire Resorts, Inc.*	142,700	158,397
Famous Dave’s of America, Inc.*	172,400	1,639,524
Full House Resorts, Inc.*	60,700	190,598
Gaming Partners International Corp.	56,300	332,733
Great Wolf Resorts, Inc.*	164,300	312,170
Jamba, Inc.*+	204,454	447,754
Luby’s, Inc.*	73,600	354,752

www.bridgeway.com	5

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
McCormick & Schmick’s
Seafood Restaurants, Inc.*	62,600	$487,028
Monarch Casino & Resort, Inc.*	48,685	545,759
Morgans Hotel Group Co.*	84,300	617,076
Morton’s Restaurant Group, Inc.*	64,200	313,938
Multimedia Games, Inc.*	119,300	441,410
Nathan’s Famous, Inc.*	12,000	192,000
Premier Exhibitions, Inc.*	142,500	246,525
Ruth’s Hospitality Group, Inc.*	86,700	347,667
Town Sports International Holdings, Inc.*	76,387	209,300

		11,592,836

Household Durables - 1.40%
Bassett Furniture Industries, Inc.*	74,200	365,806
Brookfield Homes Corp.*+	46,400	380,016
Cavco Industries, Inc.*	10,600	380,646
Emerson Radio Corp.	219,300	493,425
Kid Brands, Inc.*	83,400	717,240
Libbey, Inc.*	30,919	407,203
Lifetime Brands, Inc.*	63,300	955,830
M/I Homes, Inc.*	55,500	575,535
NIVS IntelliMedia Technology Group, Inc.*	232,100	496,694
Skyline Corp.+	17,300	350,498

		5,122,893

Household Products - 0.22%
Oil-Dri Corp. of America	19,800	425,898
Orchids Paper Products Co.*	25,500	368,475

		794,373

Independent Power Producers & Energy Traders - 0.07%
Synthesis Energy Systems, Inc.*	272,471	245,224

Insurance - 1.36%
First Acceptance Corp.*	104,037	175,822
First Mercury Financial Corp.	64,651	651,682
Hallmark Financial Services, Inc.*	40,400	353,096
Independence Holding Co.	28,653	201,144
Meadowbrook Insurance Group, Inc.	185,200	1,661,244
Mercer Insurance Group, Inc.	40,257	716,575

Industry Company	Shares	Value

Insurance (continued)
Stewart Information Services Corp.+	58,300	$659,956
Universal Insurance Holdings, Inc.	128,200	575,618

		4,995,137

Internet & Catalog Retail - 0.62%
1-800-Flowers.com, Inc., Class A*	170,000	321,300
Gaiam, Inc., Class A	89,300	597,417
Geeknet, Inc.*	74,081	147,421
US Auto Parts Network, Inc.*	100,900	827,380
ValueVision Media, Inc., Class A*	206,986	389,134

		2,282,652

Internet Software & Services - 2.19%
Globalscape, Inc.*	139,700	366,014
Internap Network Services Corp.*	82,900	407,039
Keynote Systems, Inc.	94,300	1,095,766
KIT Digital, Inc.*+	36,000	431,640
Local.com Corp.*+	97,400	430,508
Marchex, Inc., Class B	70,400	383,680
Saba Software, Inc.*	122,163	664,567
Stamps.com, Inc.*	39,700	516,100
Support.com, Inc.*	360,650	1,651,777
TheStreet.com, Inc.	120,000	337,200
Web.com Group, Inc.*	188,852	1,038,686
Zix Corp.*	251,982	715,629

		8,038,606

IT Services - 2.61%
Acorn Energy, Inc.*+	71,400	366,996
Cass Information Systems, Inc.+	50,570	1,735,057
Ciber, Inc.*	121,800	366,618
Computer Task Group, Inc.*	92,400	705,936
Dynamics Research Corp.*	24,558	252,456
Hackett Group, Inc. (The)*	126,389	521,987
Innodata Isogen, Inc.*	191,306	528,005
Lionbridge Technologies, Inc.*	316,595	1,361,358
MoneyGram International, Inc.*	248,800	607,072
Ness Technologies, Inc.*	149,700	673,650
Online Resources Corp.*	92,812	412,085
TechTeam Global, Inc.*	190,370	1,330,686
Tier Technologies, Inc.*	39,166	216,980
Virtusa Corp.*	43,900	425,391

6	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
WPCS International, Inc.*	22,400	$75,712

		9,579,989

Leisure Equipment & Products - 0.80%
Arctic Cat, Inc.*	55,500	568,875
Johnson Outdoors, Inc., Class A*	34,800	446,136
Leapfrog Enterprises, Inc.*	151,800	831,864
Marine Products Corp.*+	66,400	407,696
Sturm Ruger & Co., Inc.	31,400	428,296
Summer Infant, Inc.*	32,039	250,545

		2,933,412

Life Sciences Tools & Services - 0.90%
Accelrys, Inc.*	34,354	239,104
Albany Molecular Research, Inc.*	61,300	391,094
BioClinica, Inc.*	77,100	274,476
Caliper Life Sciences, Inc.*+	98,100	391,419
Cambrex Corp.*	104,100	442,425
Enzo Biochem, Inc.*	86,600	329,080
Harvard Bioscience, Inc.*	162,817	618,704
Kendle International, Inc.*	29,500	274,940
Medtox Scientific, Inc.*	29,000	337,270

		3,298,512

Machinery - 4.78%
Alamo Group, Inc.	21,800	486,794
Ampco-Pittsburgh Corp.	68,387	1,697,365
China Wind Systems, Inc.*+	78,600	348,198
Commercial Vehicle Group, Inc.*	66,900	681,042
Dynamic Materials Corp.	34,000	513,740
Energy Recovery, Inc.*	86,800	311,612
Flow International Corp.*	114,600	301,398
Graham Corp.	59,500	923,440
Greenbrier Cos., Inc.*	43,600	679,724
Hawk Corp., Class A*	56,600	2,449,082
Hurco Cos., Inc.*+	60,234	1,088,429
Kadant, Inc.*	37,800	714,798
Key Technology, Inc.*	17,600	227,392
L.S. Starrett Co., Class A	29,200	305,140
Lydall, Inc.*	74,200	546,112
Met-Pro Corp.	40,200	405,618
Miller Industries, Inc.	32,600	441,078
PMFG, Inc.*+	102,000	1,739,100
Portec Rail Products, Inc.	16,731	194,414
Shengkai Innovations, Inc.*+	43,100	277,564
SmartHeat, Inc.*+	59,200	369,408
TriMas Corp.*	89,000	1,321,650

Industry Company	Shares	Value

Machinery (continued)
Twin Disc, Inc.	29,600	$412,920
Wabash National Corp.*	133,400	1,079,206

		17,515,224

Marine - 0.19%
Horizon Lines, Inc., Class A+	86,560	363,552
International Shipholding Corp.	12,400	350,176

		713,728

Media - 2.62%
A.H. Belo Corp., Class A*	51,100	361,277
Ballantyne Strong, Inc.*	68,100	589,065
Cumulus Media, Inc., Class A*	98,700	277,347
Entravision Communications Corp., Class A*	209,800	417,502
Fisher Communications, Inc.*	25,200	439,236
Global Traffic Network, Inc.*	73,874	371,586
Gray Television, Inc.*	128,600	258,486
Knology, Inc.*	70,053	940,812
Lee Enterprises, Inc.*+	93,200	249,776
McClatchy Co., Class A (The)*+	173,000	679,890
Media General, Inc., Class A*+	134,170	1,202,163
Navarre Corp.*	275,500	716,300
PRIMEDIA, Inc.	254,837	968,381
Rentrak Corp.*	83,800	2,117,626
Saga Communications, Inc., Class A*	1,804	36,621

		9,626,068

Metals & Mining - 1.07%
Capital Gold Corp.*	97,800	472,374
China Direct Industries, Inc.*+	209,610	253,628
Friedman Industries	67,000	455,600
Great Northern Iron Ore Properties+	7,700	909,755
Mines Management, Inc.*	6,200	13,640
Paramount Gold & Silver Corp.*+	266,800	408,204
Puda Coal, Inc.*+	37,400	286,110
Synalloy Corp.	19,400	165,870
Universal Stainless & Alloy*	38,500	945,560

		3,910,741

www.bridgeway.com	7

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Multiline Retail - 0.29%
Bon-Ton Stores, Inc. (The)*	45,950	$467,312
Tuesday Morning Corp.*	126,500	603,405

		1,070,717

Oil, Gas & Consumable Fuels - 3.93%
Adams Resources & Energy, Inc.	22,300	395,825
Approach Resources, Inc.*	46,900	524,342
BioFuel Energy Corp.*+	129,900	259,800
Callon Petroleum Co.*	359,300	1,778,535
Cheniere Energy, Inc.*+	119,900	302,148
China North East Petroleum Holdings, Ltd.*+	63,900	388,512
CREDO Petroleum Corp.*	25,300	208,978
Crimson Exploration, Inc.*+	123,700	352,545
Crosstex Energy, Inc.*+	143,418	1,133,002
Double Eagle Petroleum Co.*	127,200	559,680
Endeavour International Corp.*	599,000	772,710
Evolution Petroleum Corp.*	110,000	661,100
FX Energy, Inc.*+	105,800	438,012
GeoMet, Inc.*	264,100	227,628
GMX Resources, Inc.*+	152,200	739,692
HKN, Inc.*	59,000	207,090
Miller Petroleum, Inc.*+	143,800	775,082
Panhandle Oil & Gas, Inc., Class A	16,397	404,842
PostRock Energy Corp.*	76,200	252,222
Pyramid Oil Co.*+	69,800	315,496
RAM Energy Resources, Inc.*	182,000	283,920
REX American Resources Corp.*	66,249	959,948
Toreador Resources Corp.*	46,200	516,516
Uranium Energy Corp.*+	133,100	436,568
Verenium Corp.*	85,400	281,820
Warren Resources, Inc.*	165,600	657,432
Westmoreland Coal Co.*	59,675	588,395

		14,421,840

Paper & Forest Products - 0.37%
Mercer International, Inc.*	119,400	583,866
Neenah Paper, Inc.	32,500	494,000
Verso Paper Corp.*	103,400	297,792

		1,375,658

Personal Products - 0.97%
American Oriental Bioengineering, Inc.*+	131,000	315,710
CCA Industries, Inc.	14,100	76,140

Industry Company	Shares	Value

Personal Products (continued)
China Sky One Medical, Inc.*+	92,271	$701,259
Female Health Co. (The)+	87,300	449,595
Mannatech, Inc.*	175,980	360,759
Natural Alternatives International, Inc.*	31,000	245,210
Nutraceutical International Corp.*	23,300	365,577
Physicians Formula Holdings, Inc.*	101,000	309,060
Reliv International, Inc.	94,824	203,872
Schiff Nutrition International, Inc.	62,758	514,616

		3,541,798

Pharmaceuticals - 2.66%
Adolor Corp.*	252,547	272,751
Akorn, Inc.*+	132,502	535,308
Alexza Pharmaceuticals, Inc.*+	131,900	418,123
AVANIR Pharmaceuticals, Inc., Class A*	184,800	589,512
Biodel, Inc.*+	70,200	372,060
BMP Sunstone Corp.*	75,000	570,000
Caraco Pharmaceutical Laboratories, Ltd.*+	72,600	390,588
China Pharma Holdings, Inc.*+	91,000	232,050
Columbia Laboratories, Inc.*	254,300	277,187
Cumberland Pharmaceuticals, Inc.*+	68,700	399,147
Depomed, Inc.*	173,300	776,384
Durect Corp.*	184,755	469,278
ISTA Pharmaceuticals, Inc.*	200,800	823,280
Lannett Co., Inc.*+	79,500	364,110
Matrixx Initiatives, Inc.*	77,300	394,230
Neostem, Inc.*+	123,500	250,705
Pain Therapeutics, Inc.*	19,853	122,691
Pozen, Inc.*+	76,200	539,496
Santarus, Inc.*	177,072	532,987
Sucampo Pharmaceuticals, Inc., Class A*	104,000	390,000
SuperGen, Inc.*	274,600	573,914
Tianyin Pharmaceutical Co., Inc.+	156,300	472,026

		9,765,827

Professional Services - 1.43%
Barrett Business Services, Inc.	31,600	480,004
Dolan Co. (The)*	110,200	1,252,974

8	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services (continued)
GP Strategies Corp.*	76,500	$695,385
Hill International, Inc.*	75,000	336,000
Hudson Highland Group, Inc.*	70,000	240,800
National Technical Systems, Inc.	43,000	331,100
On Assignment, Inc.*	187,000	981,750
Volt Information Sciences, Inc.*	35,200	253,440
VSE Corp.	18,600	656,022

		5,227,475

Real Estate Management & Development - 0.65%
Consolidated-Tomoka Land Co.	43,800	1,248,738
Grubb & Ellis Co.*	241,500	289,800
Stratus Properties, Inc.*	31,300	262,920
Thomas Properties Group, Inc.*	162,800	581,196

		2,382,654

Road & Rail - 0.54%
Covenant Transportation Group, Inc., Class A*	42,700	318,969
P.A.M. Transportation Services, Inc.*	28,300	356,014
Quality Distribution, Inc.*	88,000	560,560
Saia, Inc.*	25,900	386,687
USA Truck, Inc.*	23,500	352,030

		1,974,260

Semiconductors & Semiconductor Equipment - 3.08%
Advanced Analogic Technologies, Inc.*	200,000	702,000
Amtech Systems, Inc.*	80,046	1,437,626
AuthenTec, Inc.*+	533,200	885,112
AXT, Inc.*	80,000	529,600
Conexant Systems, Inc.*	161,100	264,204
Energy Conversion Devices, Inc.*+	79,500	399,090
FSI International, Inc.*	225,400	599,564
GSI Technology, Inc.*	201,417	1,154,120
Integrated Silicon Solution, Inc.*	297,741	2,563,550
Kopin Corp.*	290,443	1,031,073
Mattson Technology, Inc.*+	93,900	258,225
Nanometrics, Inc.*	39,200	589,960
Photronics, Inc.*	81,070	428,860
Rudolph Technologies, Inc.*	52,600	437,106

		11,280,090

Industry Company	Shares	Value

Software - 3.09%
Actuate Corp.*	410,030	$2,111,654
American Software, Inc., Class A	60,700	358,130
Callidus Software, Inc.*	109,200	466,284
China TransInfo Technology Corp.*+	110,575	704,363
CyberDefender Corp.*+	44,300	170,555
DemandTec, Inc.*	51,600	485,556
Digimarc Corp.*	23,100	541,926
ePlus, Inc.*	19,559	419,541
FalconStor Software, Inc.*	124,000	379,440
Glu Mobile, Inc.*#	140,500	198,105
Guidance Software, Inc.*	63,000	367,920
Magma Design Automation, Inc.*	208,365	770,950
PROS Holdings, Inc.*	46,900	435,232
QAD, Inc.*	77,000	320,320
Scientific Learning Corp.*	65,000	304,850
Sonic Solutions, Inc.*+	104,700	1,191,486
SRS Labs, Inc.*	54,400	508,096
TeleCommunication Systems, Inc., Class A*	106,600	416,806
VirnetX Holding Corp.+	81,400	1,194,952

		11,346,166

Specialty Retail - 2.15%
AC Moore Arts & Crafts, Inc.*	80,100	181,026
America’s Car-Mart, Inc.*	30,000	755,400
Books-A-Million, Inc.+	49,800	298,800
Borders Group, Inc.*+	237,300	282,387
Cache, Inc.*	70,900	361,590
Casual Male Retail Group, Inc.*+	112,700	459,816
China Auto Logistics, Inc.*+	58,800	179,340
Cost Plus, Inc.*	79,800	331,170
Destination Maternity Corp.*	16,590	546,143
Hot Topic, Inc.	184,558	1,105,502
Lithia Motors, Inc., Class A	55,500	532,245
MarineMax, Inc.*	46,100	324,544
Midas, Inc.*	56,400	429,204
New York & Co., Inc.*	156,100	401,177
Shoe Carnival, Inc.*	22,400	452,928
Syms Corp.*	49,600	380,432
TravelCenters of America LLC*	38,100	131,445
Winmark Corp.	10,200	341,088
Zale Corp.*+	190,200	399,420

		7,893,657

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods - 1.52%
Alpha PRO Tech, Ltd.*+	175,000	$280,000
Charles & Colvard, Ltd.*+	60,900	134,589
Cherokee, Inc.+	20,100	366,624
Culp, Inc.*	109,016	1,068,357
Delta Apparel, Inc.*	23,100	346,500
Ever-Glory International Group, Inc.*	45,900	100,521
Hallwood Group, Inc.*	9,100	313,404
Kenneth Cole Productions, Inc., Class A*	33,600	560,112
LaCrosse Footwear, Inc.	21,829	301,458
Perry Ellis International, Inc.*	40,100	876,185
R.G. Barry Corp.	39,600	407,484
Rocky Brands, Inc.*	52,200	397,764
Unifi, Inc.*	96,000	432,960

		5,585,958

Thrifts & Mortgage Finance - 4.05%
Abington Bancorp, Inc.	72,200	760,988
BankAtlantic Bancorp, Inc., Class A*	306,061	244,849
BankFinancial Corp.	79,700	730,849
Beacon Federal Bancorp, Inc.	35,800	373,036
Bofl Holding, Inc.*	31,300	371,531
Brooklyn Federal Bancorp, Inc.+	30,136	55,149
Citizens Community Bancorp, Inc.*	90,400	400,472
Clifton Savings Bancorp, Inc.+	127,300	1,094,780
ESB Financial Corp.	31,339	436,239
ESSA Bancorp, Inc.	99,884	1,182,626
Federal Agricultural Mortgage Corp., Class C	134,300	1,453,126
First Defiance Financial Corp.	41,400	417,312
First Financial Northwest, Inc.	122,548	477,937
First Pactrust Bancorp, Inc.	27,200	291,040
Fox Chase Bancorp, Inc.*	36,032	340,863
Guaranty Federal Bancshares, Inc.*	45,256	235,784
Louisiana Bancorp, Inc.*	18,000	262,620
Meridian Interstate Bancorp, Inc.*	39,200	413,168
Meta Financial Group, Inc.	4,600	146,970
New Hampshire Thrift Bancshares, Inc.	18,100	192,946
Ocean Shore Holding Co.	32,100	343,149

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
OceanFirst Financial Corp.	29,200	$358,284
Provident Financial Holdings, Inc.	101,300	592,605
Rockville Financial, Inc.	72,630	834,519
Rome Bancorp, Inc.	36,219	338,285
Territorial Bancorp, Inc.	21,100	355,113
Tree.com, Inc.*	27,100	177,505
United Community Financial Corp.*	130,000	172,900
United Financial Bancorp, Inc.	86,641	1,170,520
Waterstone Financial, Inc.*	11,247	44,875
WSB Holdings, Inc.	48,200	133,996
WSFS Financial Corp.	12,200	457,622

		14,861,658

Trading Companies & Distributors - 0.75%
Aceto Corp.	58,500	397,215
CAI International, Inc.*	23,238	352,520
China Armco Metals, Inc.*+	74,900	259,903
DXP Enterprises, Inc.*	27,800	527,644
Houston Wire & Cable Co.+	29,400	294,882
Lawson Products, Inc.	28,300	432,141
Titan Machinery, Inc.*+	29,100	474,330

		2,738,635

Water Utilities - 0.35%
Artesian Resources Corp., Class A	10,500	200,235
York Water Co.+	68,550	1,098,857

		1,299,092

Wireless Telecommunication Services - 0.08%
FiberTower Corp.*	65,159	276,274

TOTAL COMMON STOCKS - 95.54%		350,409,923

(Cost $293,486,190)

EXCHANGE TRADED FUND - 1.50%
iShares Russell Microcap Index Fund+	130,700	5,489,400

TOTAL EXCHANGE TRADED FUND - 1.50% (Cost $3,980,959)		5,489,400

10	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.68%
BlackRock Fed Fund	0.08%	6,153,421	$6,153,420

TOTAL MONEY MARKET FUND - 1.68%			6,153,420

(Cost $6,153,420)

TOTAL INVESTMENTS - 98.72%			$362,052,743
(Cost $303,620,569)
Other Assets in Excess of Liabilities - 1.28%			4,694,778

NET ASSETS - 100.00%			$366,747,521

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $198,105.
^	Rate disclosed as of September 30, 2010.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $43,814,368 at September 30, 2010.
LLC	- Limited Liability Co.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Signi- ficant Obser- vable Inputs	Level 3 Signi- ficant Unobser- vable Inputs	Total
Common Stocks	$350,395,086	$—	$14,837	$350,409,923

Exchange- Traded Fund	5,489,400	—	—	5,489,400

Money Market Fund	—	6,153,420	—	6,153,420

TOTAL	$355,884,486	$6,153,420	$14,837	$362,052,743

Other Financial Instruments**	$—	$70,859	$—	$70,859

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Market Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2010	$ 81,300	$754	$82,054
Net purchases (sales)	16,485	(754)	15,731
Change in unrealized appreciation/(depreciation)	(1,648)	—	(1,648)
Transfers in/out of Level 3[1]	(81,300)	—	(81,300)

Balance as of 09/30/2010	$ 14,837	$—	$14,837

1“ Transfers in and/or out” represent the value as of the beginning of the fiscal year ending June 30, 2011, for any investment where significant transfers occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the fiscal year. The transfer above took place because trading of the security resumed at which time quoted market prices were available.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	11

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.93%
Aerospace & Defense - 0.48%
GenCorp, Inc.*	21,000	$103,320

Airlines - 0.53%
Republic Airways Holdings, Inc.*	13,900	115,092

Auto Components - 1.69%
American Axle & Manufacturing Holdings, Inc.*	11,500	103,730
Dorman Products, Inc.*	5,100	157,182
Exide Technologies*	21,700	103,943

		364,855

Beverages - 0.96%
Boston Beer Co., Inc., Class A*	3,100	207,297

Biotechnology -1.09%
Martek Biosciences Corp.*+	10,400	235,352

Building Products - 0.87%
Quanex Building Products Corp.	10,900	188,243

Capital Markets - 0.87%
BlackRock Kelso Capital Corp.	16,300	187,450

Chemicals - 3.05%
Hawkins, Inc.+	6,600	233,772
Quaker Chemical Corp.	3,100	100,936
TPC Group, Inc.*	13,500	321,570

		656,278

Commercial Banks - 4.71%
Cardinal Financial Corp.	25,900	248,899
City Holding Co.	4,400	134,948
Danvers Bancorp, Inc.	14,600	223,818
Southwest Bancorp, Inc.	15,400	199,738
Texas Capital Bancshares, Inc.*	12,000	207,240

		1,014,643

Commercial Services & Supplies - 2.42%
Cenveo, Inc.*	17,500	88,025
Consolidated Graphics, Inc.*	4,100	169,945
M&F Worldwide Corp.*	4,200	102,270
RINO International Corp.*+	11,600	161,820

		522,060

Communications Equipment - 1.83%
Digi International, Inc.*	19,700	186,953

Industry Company	Shares	Value

Communications Equipment (continued)
Ituran Location & Control, Ltd.	7,400	$106,560
Powerwave Technologies, Inc.*	55,600	101,192

		394,705

Computers & Peripherals -1.19%
ADPT Corp.*	86,900	256,355

Construction & Engineering - 1.97%
Great Lakes Dredge & Dock Corp.#	31,900	185,339
Layne Christensen Co.*	9,200	238,188

		423,527

Consumer Finance - 2.75%
Cardtronics, Inc.*	14,900	229,907
World Acceptance Corp.*+	8,200	362,112

		592,019

Diversified Consumer Services - 1.62%
Pre-Paid Legal Services, Inc.*	3,400	212,466
Universal Technical Institute, Inc.	7,000	136,850

		349,316

Diversified Telecommunication Services - 3.26%
Consolidated Communications Holdings, Inc.	6,300	117,621
General Communication, Inc., Class A*	12,400	123,628
IDT Corp., Class B*	13,000	231,270
Vonage Holdings Corp.*	90,100	229,755

		702,274

Electric Utilities - 1.03%
Central Vermont Public Service Corp.	11,000	221,870

Electrical Equipment - 0.95%
Powell Industries, Inc.*	6,600	205,392

Electronic Equipment, Instruments & Components - 6.52%
Electro Rent Corp.	12,800	169,984
Electro Scientific Industries, Inc.*	17,000	188,870
Insight Enterprises, Inc.*	19,900	311,236
Kemet Corp.*	49,800	166,332
OSI Systems, Inc.*	3,300	119,856
Power-One, Inc.*+	36,800	334,512

www.bridgeway.com	1

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
X-Rite, Inc.*	30,300	$114,837

		1,405,627

Energy Equipment & Services - 1.06%
Newpark Resources, Inc.*	27,300	229,320

Food & Staples Retailing - 1.00%
Pantry, Inc. (The)*	4,600	110,906
Susser Holdings Corp.*	7,400	103,600

		214,506

Food Products - 0.54%
SunOpta, Inc.*	19,100	116,319

Gas Utilities - 0.57%
Chesapeake Utilities Corp.	3,400	123,148

Health Care Equipment & Supplies - 2.55%
Analogic Corp.	3,500	157,080
Invacare Corp.	5,400	143,154
Zoll Medical Corp.*	7,700	248,479

		548,713

Health Care Providers & Services - 5.27%
Air Methods Corp.*+	6,800	282,744
Corvel Corp.*	6,300	267,435
Ensign Group, Inc. (The)	13,400	240,530
MWI Veterinary Supply, Inc.*	3,800	219,336
Sunrise Senior Living, Inc.*+	36,400	124,852

		1,134,897

Hotels, Restaurants & Leisure - 1.21%
BJ’s Restaurants, Inc.*	6,000	168,960
Isle of Capri Casinos, Inc.*	12,900	92,364

		261,324

Household Durables - 0.98%
Beazer Homes USA, Inc.*+	31,400	129,682
Furniture Brands International, Inc.*	15,200	81,776

		211,458

Industrial Conglomerates - 0.89%
Standex International Corp.	7,900	191,101

Insurance - 6.30%
American Equity Investment Life Holding Co.	22,700	232,448
Employers Holdings, Inc.	10,100	159,277

Industry Company	Shares	Value

Insurance (continued)
Infinity Property & Casualty Corp.	4,700	$229,219
Kansas City Life Insurance Co.	5,500	171,545
Meadowbrook Insurance Group, Inc.	14,300	128,271
Safety Insurance Group, Inc.	5,000	210,100
United Fire & Casualty Co.	10,700	226,947

		1,357,807

Internet & Catalog Retail - 0.37%
NutriSystem, Inc.	4,096	78,807

IT Services - 0.63%
CSG Systems International, Inc.*	7,500	136,725

Machinery - 7.46%
Alamo Group, Inc.	10,400	232,232
Altra Holdings, Inc.*	15,400	226,842
China Yuchai International, Ltd.	11,800	225,734
Commercial Vehicle Group, Inc.*	20,000	203,600
Hawk Corp., Class A*	3,300	142,791
LB Foster Co., Class A*	7,300	211,262
NACCO Industries, Inc., Class A	800	69,912
TriMas Corp.*	19,900	295,515

		1,607,888

Media - 2.41%
Entravision Communications Corp., Class A*	59,900	119,201
EW Scripps Co., Class A*	11,200	88,256
McClatchy Co., Class A (The)*+	34,800	136,764
Sinclair Broadcast Group, Inc., Class A*	24,900	174,798

		519,019

Metals & Mining - 1.58%
Horsehead Holding Corp.*	22,000	217,140
Kaiser Aluminum Corp.	2,900	124,091

		341,231

Multiline Retail - 1.92%
Bon-Ton Stores, Inc. (The)*	21,800	221,706

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Multiline Retail (continued)
Retail Ventures, Inc.*	17,900	$192,604

		414,310

Oil, Gas & Consumable Fuels - 4.53%
China Integrated Energy, Inc.*+	20,600	138,020
Knightsbridge Tankers, Ltd.	11,400	215,460
L&L Energy, Inc.*+	24,900	199,698
Petroleum Development Corp.*	10,500	289,800
Warren Resources, Inc.*	33,500	132,995

		975,973

Personal Products - 1.88%
Elizabeth Arden, Inc.*	9,300	185,907
Inter Parfums, Inc.	5,800	102,022
Medifast, Inc.*	4,300	116,659

		404,588

Professional Services - 1.22%
CDI Corp.	9,800	126,616
SFN Group, Inc.*	22,500	135,225

		261,841

Real Estate Investment Trusts (REITs) - 0.96%
Retail Opportunity Investments Corp.	21,700	207,669

Real Estate Management & Development - 0.88%
IRSA Inversiones y Representaciones SA - Sponsored ADR	12,800	189,312

Semiconductors & Semiconductor Equipment - 8.47%
Advanced Energy Industries, Inc.*	16,700	218,102
Cirrus Logic, Inc.*	23,800	424,592
Cohu, Inc.	15,900	200,181
Kulicke & Soffa Industries, Inc.*	17,600	108,944
Lattice Semiconductor Corp.*	51,600	245,100
Micrel, Inc.	21,700	213,962
Solarfun Power Holdings Co., Ltd. - Sponsored ADR*+	31,600	415,540

		1,826,421

Software - 0.86%
Sourcefire, Inc.*	6,400	184,576

Specialty Retail - 2.39%
Monro Muffler Brake, Inc.	2,900	133,719

Industry Company		Shares	Value

Specialty Retail (continued)
Pier 1 Imports, Inc.*		26,700	$218,673
Select Comfort Corp.*		24,000	162,720

			515,112

Textiles, Apparel & Luxury Goods - 2.75%
Kingold Jewelry, Inc.*+		11,200	101,472
Liz Claiborne, Inc.*+		21,700	131,936
Maidenform Brands, Inc.*		3,700	106,745
Quiksilver, Inc.*		22,000	86,020
Unifi, Inc.*		37,000	166,870

			593,043

Thrifts & Mortgage Finance - 0.48%
United Financial Bancorp, Inc.		7,700	104,027

Trading Companies & Distributors - 1.98%
DXP Enterprises, Inc.*		11,400	216,372
TAL International Group, Inc.		8,700	210,714

			427,086

TOTAL COMMON STOCKS - 98.93%			21,321,896

(Cost $19,554,100)

Rate^		Shares	Value
MONEY MARKET FUND - 0.21%
BlackRock Fed Fund	0.08%	45,881	45,881

TOTAL MONEY MARKET FUND – 0.21%			45,881

(Cost $45,881)

TOTAL INVESTMENTS - 99.14%			$21,367,777
(Cost $19,599,981)
Other Assets in Excess of Liabilities - 0.86%			184,484

NET ASSETS - 100.00%			$21,552,261

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $185,339.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $2,399,091 at September 30, 2010.

ADR - American Depositary Receipt

LLC - Limited Liability Co.

www.bridgeway.com	3

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Common Stocks	$21,321,896	$—	$—	$21,321,896

Money Market Fund	—	45,881	—	45,881

TOTAL	$21,321,896	$45,881	$—	$21,367,777

Other Financial Instruments**	$—	$(1,798)	$—	$(1,798)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

4	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.64%
Aerospace & Defense - 1.88%
American Science &
Engineering, Inc.	100	$7,365
Ceradyne, Inc.*	100	2,335
GeoEye, Inc.*	100	4,048
Herley Industries, Inc.*	100	1,650
Hexcel Corp.*	600	10,674
Ladish Co., Inc.*	100	3,113
Moog, Inc., Class A*	300	10,653

		39,838

Air Freight & Logistics - 0.84%
Atlas Air Worldwide Holdings, Inc.*	200	10,060
Forward Air Corp.	200	5,200
Pacer International, Inc.*	200	1,208
Park-Ohio Holdings Corp.*	100	1,330

		17,798

Airlines - 1.46%
Alaska Air Group, Inc.*	200	10,206
JetBlue Airways Corp.*	1,700	11,373
US Airways Group, Inc.*+	1,000	9,250

		30,829

Auto Components - 1.58%
China Automotive Systems, Inc.*	200	3,056
Cooper Tire & Rubber Co.	400	7,852
Dana Holding Corp.*	800	9,856
Shiloh Industries, Inc.*	100	968
Tenneco, Inc.*	400	11,588

		33,320

Beverages - 0.55%
Boston Beer Co., Inc., Class A*	100	6,687
MGP Ingredients, Inc.	100	785
National Beverage Corp.	300	4,200

		11,672

Biotechnology - 2.87%
3SBio, Inc. - ADR*	100	1,298
Acorda Therapeutics, Inc.*	200	6,604
Alkermes, Inc.*	600	8,790
Emergent Biosolutions, Inc.*	200	3,452
Enzon Pharmaceuticals, Inc.*	400	4,500
Incyte Corp., Ltd.*+	700	11,193
Metabolix, Inc.*	200	2,516
Micromet, Inc.*	500	3,360
Momenta Pharmaceuticals, Inc.*+	300	4,515

Industry Company	Shares	Value

Biotechnology (continued)
Nabi Biopharmaceuticals*	300	$1,440
Neurocrine Biosciences, Inc.*	300	1,818
Omeros Corp.*	100	729
Pharmacyclics, Inc.*	300	2,418
PROLOR Biotech, Inc.*	600	3,600
QLT, Inc.*	300	1,890
SIGA Technologies, Inc.*+	300	2,538

		60,661

Building Products - 1.48%
AAON, Inc.	100	2,352
Griffon Corp.*	400	4,876
Lennox International, Inc.	300	12,507
Smith (A.O.) Corp.	200	11,578

		31,313

Capital Markets - 1.58%
Administradora de Fondosde Pensiones Provida SA - Sponsored ADR	100	6,291
American Capital, Ltd.*	2,000	11,620
BlackRock Kelso Capital Corp.	400	4,600
Epoch Holding Corp.	100	1,288
Main Street Capital Corp.	100	1,589
MVC Capital, Inc.	100	1,297
NGP Capital Resources Co.	100	906
PennantPark Investment Corp.	200	2,122
TICC Capital Corp.+	200	2,070
Triangle Capital Corp.	100	1,598

		33,381

Chemicals - 2.78%
Balchem Corp.	200	6,172
Cytec Industries, Inc.	300	16,914
Innophos Holdings, Inc.	100	3,310
Olin Corp.	500	10,080
PolyOne Corp.*	600	7,254
Rockwood Holdings, Inc.*	400	12,588
TPC Group, Inc.*+	100	2,382

		58,700

Commercial Banks - 2.74%
Bank of the Ozarks, Inc.	100	3,709
Community Bank System, Inc.	200	4,602
East West Bancorp, Inc.	900	14,652
Financial Institutions, Inc.	100	1,766
First Citizens BancShares, Inc., Class A	100	18,527

www.bridgeway.com	1

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Heritage Financial Corp.*	100	$1,400
MidWestOne Financial Group, Inc.	100	1,466
Trico Bancshares	100	1,537
Washington Banking Co.	100	1,386
Webster Financial Corp.	500	8,780

		57,825

Commercial Services & Supplies - 0.60%
ABM Industries, Inc.	300	6,477
Consolidated Graphics, Inc.*	100	4,145
Innerworkings, Inc.*	300	1,971

		12,593

Communications Equipment - 4.52%
Acme Packet, Inc.*	400	15,176
Aruba Networks, Inc.*	500	10,670
Black Box Corp.	100	3,206
DG FastChannel, Inc.*+	200	4,350
Finisar Corp.*	400	7,516
Globecomm Systems, Inc.*	100	837
InterDigital, Inc.*+	300	8,883
JDS Uniphase Corp.*	1,300	16,107
Loral Space & Communications, Inc.*	200	10,440
Oclaro, Inc.*	300	4,803
Oplink Communications, Inc.*	100	1,984
RADWARE, Ltd.*	100	3,436
Viasat, Inc.*	200	8,222

		95,630

Computers & Peripherals - 1.30%
Isilon Systems, Inc.*	400	8,912
Netezza Corp.*	400	10,780
Super Micro Computer, Inc.*	200	2,078
Synaptics, Inc.*+	200	5,628

		27,398

Consumer Finance - 1.08%
Ezcorp, Inc., Class A*	300	6,012
First Cash Financial Services, Inc.*	200	5,550
Nelnet, Inc., Class A	300	6,864
World Acceptance Corp.*	100	4,416

		22,842

Containers & Packaging - 0.66%
Packaging Corp. of America	600	13,902

Industry Company	Shares	Value

Diversified Consumer Services - 1.17%
American Public Education, Inc.*+	100	$3,286
Capella Education Co.*+	100	7,762
Grand Canyon Education, Inc.*	300	6,579
K12, Inc.*	200	5,806
Mac-Gray Corp.	100	1,213

		24,646

Diversified Financial Services - 0.35%
Asta Funding, Inc.	100	763
Compass Diversified Holdings	200	3,232
Marlin Business Services Corp.*	100	1,200
NewStar Financial, Inc.*	300	2,223

		7,418

Diversified Telecommunication Services - 0.63%
Consolidated Communications Holdings, Inc.	200	3,734
General Communication, Inc., Class A*	300	2,991
IDT Corp., Class B*+	100	1,779
Nortel Inversora S.A. - ADR*	200	4,802

		13,306

Electric Utilities - 2.05%
Cleco Corp.	400	11,848
El Paso Electric Co.*	300	7,134
Hawaiian Electric Industries, Inc.	600	13,524
IDACORP, Inc.	300	10,776

		43,282

Electrical Equipment - 0.57%
Polypore International, Inc.*	300	9,048
Vicor Corp.	200	2,922

		11,970

Electronic Equipment, Instruments & Components - 1.95%
Coherent, Inc.*	100	4,001
DTS, Inc.*	100	3,817
Measurement Specialties, Inc.*	100	1,848
National Instruments Corp.	500	16,330
OSI Systems, Inc.*	100	3,632
Power-One, Inc.*+	600	5,454
Spectrum Control, Inc.*	100	1,472

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Universal Display Corp.*+	200	$4,700

		41,254

Energy Equipment & Services - 1.33%
Lufkin Industries, Inc.	200	8,780
Newpark Resources, Inc.*	500	4,200
RPC, Inc.	600	12,696
Tesco Corp.*	200	2,406

		28,082

Food & Staples Retailing - 0.95%
Nash Finch Co.	100	4,254
Pricesmart, Inc.	200	5,826
United Natural Foods, Inc.*	300	9,942

		20,022

Food Products - 0.87%
B&G Foods, Inc.	300	3,276
Diamond Foods, Inc.+	100	4,099
Origin Agritech, Ltd.*	100	818
SkyPeople Fruit Juice, Inc.*	200	936
TreeHouse Foods, Inc.*	200	9,220

		18,349

Gas Utilities - 1.93%
Chesapeake Utilities Corp.	100	3,622
Laclede Group, Inc. (The)	100	3,442
Nicor, Inc.	300	13,746
South Jersey Industries, Inc.	200	9,894
Southwest Gas Corp.	300	10,077

		40,781

Health Care Equipment & Supplies - 3.30%
American Medical Systems Holdings, Inc.*	400	7,832
AtriCure, Inc.*	100	794
Cooper Cos., Inc. (The)	300	13,866
Cyberonics, Inc.*	200	5,336
DexCom, Inc.*	300	3,966
HeartWare International, Inc.*+	100	6,876
Hill-Rom Holdings, Inc.	400	14,356
Insulet Corp.*	200	2,828
LeMaitre Vascular, Inc.*	100	705
Medical Action Industries, Inc.*	100	905
Neogen Corp.*	100	3,385
NxStage Medical, Inc.*	300	5,730
Synovis Life Technologies, Inc.*	100	1,495

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Trinity Biotech PLC - Sponsored ADR*	100	$633
Vascular Solutions, Inc.*	100	1,148

		69,855

Health Care Providers & Services - 3.99%
America Service Group, Inc.	100	1,488
AMERIGROUP Corp.*	300	12,741
Assisted Living Concepts, Inc., Class A*	100	3,044
Corvel Corp.*	100	4,245
Health Net, Inc.*	600	16,314
HMS Holdings Corp.*	240	14,146
Magellan Health Services, Inc.*	200	9,448
Molina Healthcare, Inc.*	200	5,398
MWI Veterinary Supply, Inc.*	100	5,772
Rural/Metro Corp.*+	100	851
Triple-S Management Corp., Class B*	200	3,370
U.S. Physical Therapy, Inc.*	100	1,672
Universal American Corp.	400	5,900

		84,389

Health Care Technology - 0.11%
HealthStream, Inc.*	100	532
MedQuist, Inc.	200	1,752

		2,284

Hotels, Restaurants & Leisure - 1.88%
BJ’s Restaurants, Inc.*	200	5,632
Cracker Barrel Old Country Store, Inc.	100	5,076
Domino’s Pizza, Inc.*	300	3,966
Gaylord Entertainment Co.*	300	9,150
Home Inns & Hotels Management, Inc. - ADR*	200	9,888
Morgans Hotel Group Co.*	200	1,464
PF Chang’s China Bistro, Inc.	100	4,620

		39,796

Household Durables - 0.72%
Libbey, Inc.*	100	1,317
Lifetime Brands, Inc.*	100	1,510
Tempur Pedic International, Inc.*	400	12,400

		15,227

Industrial Conglomerates - 0.47%
Raven Industries, Inc.	100	3,789

www.bridgeway.com	3

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (continued)
Standex International Corp.	100	$2,419
Tredegar Corp.	200	3,796

		10,004

Insurance - 3.84%
American Equity Investment Life Holding Co.	300	3,072
Endurance Specialty Holdings, Ltd.	300	11,940
Enstar Group, Ltd.*	100	7,260
Greenlight Capital Re, Ltd., Class A*	200	5,004
Infinity Property & Casualty Corp.	100	4,877
Meadowbrook Insurance Group, Inc.	300	2,691
Mercury General Corp.	300	12,261
OneBeacon Insurance Group, Ltd., Class A	600	8,574
ProAssurance Corp.*	200	11,518
Safety Insurance Group, Inc.	100	4,202
Unitrin, Inc.	400	9,756

		81,155

Internet & Catalog Retail - 0.67%
HSN, Inc.*	300	8,970
Shutterfly, Inc.*	200	5,198

		14,168

Internet Software & Services - 0.76%
Liquidity Services, Inc.*	200	3,202
LogMeln, Inc.*	100	3,598
LoopNet, Inc.*	200	2,368
OpenTable, Inc.*	100	6,808

		15,976

IT Services - 1.34%
Cass Information Systems, Inc.	100	3,431
ExlService Holdings, Inc.*	200	3,890
iGate Corp.	300	5,442
VeriFone Systems, Inc.*	500	15,535

		28,298

Leisure Equipment & Products - 0.73%
Clarus Corp.*	100	655
Polaris Industries, Inc.	200	13,020
Steinway Musical Instruments, Inc.*	100	1,722

		15,397

Industry Company	Shares	Value

Life Sciences Tools & Services - 0.13%
Sequenom, Inc.*	400	$2,804

Machinery - 3.36%
3D Systems Corp.*	100	1,571
Alamo Group, Inc.	100	2,233
Altra Holdings, Inc.*	200	2,946
ArvinMeritor, Inc.*	600	9,324
China Valves Technology, Inc.*+	200	1,552
China Yuchai International, Ltd.	200	3,826
CLARCOR, Inc.	300	11,589
Commercial Vehicle Group, Inc.*	200	2,036
RBC Bearing, Inc.*	100	3,398
Sauer-Danfoss, Inc.*	300	6,387
Sun Hydraulics Corp.	100	2,819
TriMas Corp.*	200	2,970
WABCO Holdings, Inc.*	400	16,776
Westport Innovations, Inc.*	200	3,520

		70,947

Marine - 0.15%
Safe Bulkers, Inc.	400	3,164

Media - 1.01%
Ballantyne Strong, Inc.*	100	865
Global Sources, Ltd.*	300	2,265
Rentrak Corp.*	100	2,527
Valassis Communications, Inc.*	300	10,167
World Wrestling Entertainment, Inc., Class A	400	5,564

		21,388

Metals & Mining - 2.60%
Allied Nevada Gold Corp.*	500	13,250
AM Castle & Co.*	100	1,325
Carpenter Technology Corp.	300	10,113
Fronteer Gold, Inc.*	700	5,026
Globe Specialty Metals, Inc.*	400	5,616
Harry Winston Diamond Corp.*	500	5,820
Stillwater Mining Co.*+	600	10,104
Tanzanian Royalty Exploration Corp.*	500	3,605

		54,859

4	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Multiline Retail - 0.36%
99 Cents Only Stores*	400	$7,552

Multi-Utilities - 0.61%
Vectren Corp.	500	12,935

Oil, Gas & Consumable Fuels - 2.76%
Callon Petroleum Co.*	200	990
Delek US Holdings, Inc.	300	2,148
Enbridge Energy Management LLC*	101	5,563
Energy XXI Bermuda, Ltd.*+	300	6,933
Gran Tierra Energy, Inc.*	1,400	10,808
Gulfport Energy Corp.*	300	4,152
Knightsbridge Tankers, Ltd.	100	1,890
Petroleum Development Corp.*	100	2,760
Ship Finance International, Ltd.	500	9,715
Teekay Corp.	400	10,692
Teekay Tankers, Ltd., Class A	200	2,602

		58,253

Paper & Forest Products - 0.12%
Mercer International, Inc.*	200	978
Neenah Paper, Inc.	100	1,520

		2,498

Personal Products - 1.00%
Elizabeth Arden, Inc.*	200	3,998
Nu Skin Enterprises, Inc., Class A	400	11,520
Nutraceutical International Corp.*	100	1,569
USANA Health Sciences, Inc.*	100	4,036

		21,123

Pharmaceuticals - 1.90%
BMP Sunstone Corp.*	200	1,520
Cardiome Pharma Corp.*	400	2,440
Impax Laboratories, Inc.*	400	7,920
Nektar Therapeutics*	600	8,862
Salix Pharmaceuticals, Ltd.*	300	11,916
Viropharma, Inc.*	500	7,455

		40,113

Professional Services - 0.72%
51job, Inc. - ADR*	200	7,494
Advisory Board Co. (The)*	100	4,415
Exponent, Inc.*	100	3,359

		15,268

Industry Company	Shares	Value

Real Estate Investment Trusts (REITs) - 10.14%
Ashford Hospitality Trust, Inc.*+	300	$2,715
Associated Estates Realty Corp.	200	2,796
BioMed Realty Trust, Inc.	700	12,544
CBL & Associates Properties, Inc.	800	10,448
Cogdell Spencer, Inc.	300	1,896
Colonial Properties Trust	400	6,476
Douglas Emmett, Inc.+	700	12,257
DuPont Fabros Technology, Inc.	400	10,060
Extra Space Storage, Inc.	500	8,020
First Potomac Realty Trust	200	3,000
Gladstone Commercial Corp.	100	1,716
Glimcher Realty Trust	500	3,075
Government Properties Income Trust	200	5,340
Healthcare Realty Trust, Inc.	400	9,356
Hersha Hospitality Trust	800	4,144
Home Properties, Inc.	200	10,580
Investors Real Estate Trust+	500	4,190
Lexington Realty Trust+	800	5,728
Medical Properties Trust, Inc.	700	7,098
Mid-America Apartment Communities, Inc.	200	11,656
National Health Investors, Inc.	200	8,812
National Retail Properties, Inc.+	500	12,555
Omega Healthcare Investors, Inc.	600	13,470
Post Properties, Inc.	300	8,376
Potlatch Corp.	200	6,800
Saul Centers, Inc.	100	4,195
Sun Communities, Inc.+	100	3,070
Tanger Factory Outlet Centers	200	9,428
Taubman Centers, Inc.	300	13,383
UMH Properties, Inc.	100	1,074

		214,258

Real Estate Management & Development - 0.69%
Altisource Portfolio Solutions SA*	100	3,114
Forest City Enterprises, Inc., Class A*+	900	11,547

		14,661

www.bridgeway.com	5

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail - 2.47%
Amerco, Inc.*	100	$7,948
Celadon Group, Inc.*	100	1,381
Genesee & Wyoming, Inc., Class A*	200	8,678
Heartland Express, Inc.	500	7,435
Knight Transportation, Inc.	500	9,665
Old Dominion Freight Line, Inc.*	300	7,626
P.A.M. Transportation Services, Inc.*	100	1,258
Werner Enterprises, Inc.+	400	8,196

		52,187

Semiconductors & Semiconductor Equipment - 4.79%
AXT, Inc.*	200	1,324
Cavium Networks, Inc.*	300	8,628
CEVA, Inc.*	100	1,430
Cirrus Logic, Inc.*	400	7,136
Entropic Communications, Inc.*	400	3,840
EZchip Semiconductor, Ltd.*	100	2,525
GSI Technology, Inc.*	200	1,146
Integrated Silicon Solution, Inc.*	200	1,722
Lattice Semiconductor Corp.*	700	3,325
Microsemi Corp.*	500	8,575
MIPS Technologies, Inc.*	300	2,919
Netlogic Microsystems, Inc.*+	400	11,032
Novellus Systems, Inc.*	500	13,290
O2Micro International, Ltd. - ADR*	200	1,222
Omnivision Technologies, Inc.*	300	6,912
Renesola, Ltd. - ADR*	500	6,250
Rubicon Technology, Inc.*+	100	2,269
Solarfun Power Holdings Co., Ltd. - Sponsored ADR*+	300	3,945
Ultra Clean Holdings, Inc.*	100	862
Ultratech, Inc.*	100	1,710
Veeco Instruments, Inc.*+	200	6,974
Volterra Semiconductor Corp.*	200	4,304

		101,340

Software - 3.56%
ACI Worldwide, Inc.*	200	4,478
Advent Software, Inc.*+	200	10,438

Industry Company	Shares	Value

Software (continued)
Ariba, Inc.*	500	$9,450
Netscout Systems, Inc.*	200	4,102
Renaissance Learning, Inc.	200	2,038
SuccessFactors, Inc.*	350	8,788
Synchronoss Technologies, Inc.*	200	3,562
TIBCO Software, Inc.*	1,000	17,740
Ultimate Software Group, Inc.*	100	3,864
VanceInfo Technologies, Inc. - ADR*+	200	6,468
VirnetX Holding Corp.+	300	4,404

		75,332

Specialty Retail - 2.53%
Hibbett Sports, Inc.*	200	4,990
Jo-Ann Stores, Inc.*	200	8,910
Monro Muffler Brake, Inc.	100	4,611
Pier 1 Imports, Inc.*	700	5,733
RadioShack Corp.	700	14,931
Ulta Salon Cosmetics & Fragrance, Inc.*	300	8,760
Vitamin Shoppe, Inc.*	200	5,490

		53,425

Textiles, Apparel & Luxury Goods - 1.93%
Crocs, Inc.*	500	6,505
Deckers Outdoor Corp.*	200	9,992
Delta Apparel, Inc.*	100	1,500
G-III Apparel Group, Ltd.*	100	3,138
Kingold Jewelry, Inc.*+	200	1,812
Maidenform Brands, Inc.*	100	2,885
Oxford Industries, Inc.	100	2,378
Perry Ellis International, Inc.*	100	2,185
R.G. Barry Corp.	100	1,029
Skechers U.S.A., Inc., Class A*	300	7,047
Weyco Group, Inc.	100	2,422

		40,893

Thrifts & Mortgage Finance - 0.41%
Bofl Holding, Inc.*	100	1,187
Dime Community Bancshares, Inc.	200	2,770
Meridian Interstate Bancorp, Inc.*	100	1,054
OceanFirst Financial Corp.	100	1,227
Rockville Financial, Inc.	100	1,149

6	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	100	$1,351

		8,738

Trading Companies & Distributors - 0.76%
CAI International, Inc.*	100	1,517
TAL International Group, Inc.	200	4,844
Textainer Group Holdings, Ltd.	300	8,022
Titan Machinery, Inc.*	100	1,630

		16,013

Transportation Infrastructure - 0.74%
Grupo Aeroportuario del
Sureste S.A.B. de C.V. - ADR	200	9,496
Macquarie Infrastructure Co. LLC*	400	6,200

		15,696

Water Utilities - 0.12%
Cadiz, Inc.*	100	1,026
York Water Co.	100	1,603

		2,629

Wireless Telecommunication Services - 0.25%
NTELOS Holdings Corp.	200	3,384
Shenandoah Telecommuncations Co.	100	1,817

		5,201

TOTAL COMMON STOCKS - 98.64% (Cost $1,933,390)		2,084,638

EXCHANGE TRADED FUND - 2.05%
iShares Russell 2000 Index Fund	641	43,248

TOTAL EXCHANGE TRADED FUND - 2.05%		43,248

(Cost $42,458)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.06%
BlackRock Fed Fund	0.08%	1,244	1,244

TOTAL MONEY MARKET FUND - 0.06% (Cost $1,244)			1,244

Value

TOTAL INVESTMENTS - 100.75%	$2,129,130
(Cost $1,977,092)
Liabilities in Excess of Other Assets - (0.75%)	(15,875)

NET ASSETS - 100.00%	$2,113,255

*	Non-income producing security.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $203,077 at September 30, 2010.

ADR - American Depositary Receipt

LLC - Limited Liability Co.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,084,638	$—	$—	$2,084,638
Exchange Traded Fund	43,248	—	—	43,248
Money Market Fund	—	1,244	—	1,244

TOTAL	$2,127,886	$1,244	$—	$2,129,130

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	7

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.76%
Airlines - 2.45%
Alaska Air Group, Inc.*	11,900	$607,257
UAL Corp.*+	30,300	715,989

		1,323,246

Auto Components - 0.79%
American Axle & Manufacturing Holdings, Inc.*	47,100	424,842

Beverages - 1.82%
Boston Beer Co., Inc., Class A*	14,700	982,989

Biotechnology - 3.42%
Cubist Pharmaceuticals, Inc.*	29,500	690,005
Keryx Biopharmaceuticals, Inc.*	241,200	1,160,172

		1,850,177

Building Products - 1.28%
Quanex Building Products Corp.	40,000	690,800

Capital Markets - 0.30%
Virtus Investment Partners, Inc.*	5,300	160,378

Chemicals - 2.43%
Arch Chemicals, Inc.	15,900	557,931
KMG Chemicals, Inc.#	53,600	755,224

		1,313,155

Commercial Banks - 1.01%
Southside Bancshares, Inc.	28,957	546,998

Commercial Services & Supplies - 4.11%
APAC Customer Services, Inc.*	175,100	991,066
Consolidated Graphics, Inc.*	14,500	601,025
EnerNOC, Inc.*+	20,000	628,200

		2,220,291

Communications Equipment - 4.27%
Acme Packet, Inc.*	25,300	959,882
Digi International, Inc.*	62,700	595,023
Harmonic, Inc.*	109,400	752,672

		2,307,577

Construction & Engineering - 0.96%
Great Lakes Dredge & Dock Corp.	89,400	519,414

Industry Company	Shares	Value

Consumer Finance - 2.04%
Cardtronics, Inc.*	33,000	$509,190
Ezcorp, Inc., Class A*	29,500	591,180

		1,100,370

Diversified Consumer Services - 1.15%
Corinthian Colleges, Inc.*+	88,200	619,164

Diversified Telecommunication Services - 1.17%
Vonage Holdings Corp.*	248,300	633,165

Electrical Equipment - 4.16%
American Superconductor Corp.*+	43,500	1,352,850
Polypore International, Inc.*	29,600	892,736

		2,245,586

Electronic Equipment, Instruments & Components - 6.74%
Checkpoint Systems, Inc.*	29,900	608,465
Insight Enterprises, Inc.*	33,700	527,068
OSI Systems, Inc.*	16,300	592,016
Power-One, Inc.*+	77,800	707,202
Richardson Electronics, Ltd.	60,900	639,450
Sanmina-SCI Corp.*	47,100	568,968

		3,643,169

Energy Equipment & Services - 1.14%
Newpark Resources, Inc.*	73,600	618,240

Health Care Equipment & Supplies - 8.02%
Align Technology, Inc.*+	95,900	1,877,722
Invacare Corp.	36,500	967,615
Sirona Dental Systems, Inc.*	41,300	1,488,452

		4,333,789

Health Care Providers & Services - 5.16%
Corvel Corp.*	18,500	785,325
Emergency Medical Services Corp., Class A*	11,300	601,725
MWI Veterinary Supply, Inc.*	9,500	548,340
Providence Service Corp. (The)*	52,100	853,919

		2,789,309

Hotels, Restaurants & Leisure - 1.53%
Peet’s Coffee & Tea, Inc.*+	16,700	571,641
Texas Roadhouse, Inc.*	17,933	252,138

		823,779

IT Services - 4.89%
Cognizant Technology Solutions Corp., Class A*	8,080	520,917

www.bridgeway.com	1

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
Lionbridge Technologies, Inc.*	199,500	$857,850
Unisys Corp.*	45,300	1,263,870

		2,642,637

Machinery - 6.00%
Altra Holdings, Inc.*	40,700	599,511
Hawk Corp., Class A*	14,000	605,780
NACCO Industries, Inc., Class A	6,700	585,513
Thermadyne Holdings Corp.*	47,400	669,762
TriMas Corp.*	52,500	779,625

		3,240,191

Media - 2.19%
Cinemark Holdings, Inc.	34,000	547,400
Sinclair Broadcast Group, Inc., Class A*	90,900	638,118

		1,185,518

Multiline Retail - 2.18%
99 Cents Only Stores*	42,000	792,960
Bon-Ton Stores, Inc. (The)*	37,700	383,409

		1,176,369

Oil, Gas & Consumable Fuels - 1.34%
L&L Energy, Inc.*+	90,500	725,810

Personal Products - 0.72%
Inter Parfums, Inc.	22,000	386,980

Pharmaceuticals - 2.05%
Medicines Co. (The)*	36,200	514,040
Medicis Pharmaceutical Corp., Class A	20,100	595,965

		1,110,005

Semiconductors & Semiconductor Equipment - 11.58%
Cirrus Logic, Inc.*	70,800	1,263,072
FSI International, Inc.*	136,800	363,888
Integrated Silicon Solution, Inc.*	108,500	934,185
Lattice Semiconductor Corp.*	146,100	693,975
Nanometrics, Inc.*	97,300	1,464,365
Ultra Clean Holdings, Inc.*	81,000	698,220
Veeco Instruments, Inc.*	24,000	836,880

		6,254,585

Software - 1.15%
Informatica Corp.*	16,200	622,242

Industry Company	Shares	Value

Specialty Retail - 9.64%
Destination Maternity Corp.*	31,600	$1,040,272
Jo-Ann Stores, Inc.*	23,800	1,060,290
Jos. A. Bank Clothiers, Inc.*+	31,500	1,342,215
MarineMax, Inc.*	63,300	445,632
Monro Muffler Brake, Inc.	16,700	770,037
Sally Beauty Holdings, Inc.*	48,800	546,560

		5,205,006

Textiles, Apparel & Luxury Goods - 2.10%
Crocs, Inc.*	57,100	742,871
Culp, Inc.*	39,900	391,020

		1,133,891

Trading Companies & Distributors - 0.97%
DXP Enterprises, Inc.*	27,700	525,746

TOTAL COMMON STOCKS - 98.76%		53,355,418

(Cost $48,289,799)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.06%
BlackRock Fed Fund	0.08%	570,231	570,231

TOTAL MONEY MARKET FUND - 1.06% (Cost $570,231)			570,231

TOTAL INVESTMENTS - 99.82% (Cost $48,860,030)			$53,925,649
Other Assets in Excess of Liabilities - 0.18%			97,186

NET ASSETS - 100.00%			$54,022,835

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $755,224.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $5,875,115 at September 30, 2010.

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Common Stocks	$53,355,418	$ —	$—	$53,355,418

Money Market Fund	—	570,231	—	570,231

TOTAL	$53,355,418	$570,231	$—	$53,925,649

Other Financial Instruments**	$—	$ 1,378	$—	$1,378

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.76%
Airlines - 3.35%
Alaska Air Group, Inc.*	22,200	$1,132,866
Republic Airways Holdings, Inc.*+	157,500	1,304,100
US Airways Group, Inc.*	132,100	1,221,925

		3,658,891

Beverages - 0.64%
Craft Brewers Alliance, Inc.*	91,500	694,485

Building Products - 1.14%
Quanex Building Products Corp.	72,200	1,246,894

Capital Markets - 2.54%
BlackRock Kelso Capital Corp.	124,500	1,431,750
Prospect Capital Corp.+	138,800	1,347,748

		2,779,498

Chemicals - 3.23%
Arch Chemicals, Inc.	32,900	1,154,461
Quaker Chemical Corp.	32,500	1,058,200
TPC Group, Inc.*+	55,300	1,317,246

		3,529,907

Commercial Banks - 3.61%
Alliance Financial Corp.	27,500	831,325
Banner Corp.	409,100	883,656
City Holding Co.	39,100	1,199,197
Southwest Bancorp, Inc.	79,800	1,035,006

		3,949,184

Commercial Services & Supplies - 2.31%
M&F Worldwide Corp.*	55,200	1,344,120
UniFirst Corp.	26,800	1,183,220

		2,527,340

Communications Equipment - 0.61%
UTStarcom, Inc.*+	305,800	663,586

Construction & Engineering - 2.60%
EMCOR Group, Inc.*	75,700	1,861,463
Great Lakes Dredge & Dock Corp.	168,600	979,566

		2,841,029

Consumer Finance - 6.56%
Ezcorp, Inc., Class A*	62,600	1,254,504
Nelnet, Inc., Class A	120,800	2,763,904

Industry Company	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.*+	71,400	$3,153,024

		7,171,432

Diversified Telecommunication Services - 5.29%
General Communication, Inc., Class A*	121,400	1,210,358
IDT Corp., Class B*	68,200	1,213,278
Vonage Holdings Corp.*	1,315,500	3,354,525

		5,778,161

Electric Utilities - 2.85%
Cleco Corp.	67,700	2,005,274
El Paso Electric Co.*	46,800	1,112,904

		3,118,178

Electrical Equipment - 1.58%
Polypore International, Inc.*	57,300	1,728,168

Electronic Equipment, Instruments & Components - 3.62%
Insight Enterprises, Inc.*	1,600	25,024
OSI Systems, Inc.*	33,700	1,223,984
Power-One, Inc.*+	160,500	1,458,945
Richardson Electronics, Ltd.	118,600	1,245,300

		3,953,253

Energy Equipment & Services - 1.07%
Newpark Resources, Inc.*	138,800	1,165,920

Health Care Providers & Services - 3.79%
Gentiva Health Services, Inc.*	39,000	852,150
Healthspring, Inc.*	127,200	3,286,848

		4,138,998

Household Durables - 1.14%
Libbey, Inc.*	94,800	1,248,516

Insurance - 11.80%
AmTrust Financial Services, Inc.	113,600	1,649,472
Employers Holdings, Inc.	89,900	1,417,723
Harleysville Group, Inc.	35,200	1,154,208
Horace Mann Educators Corp.	87,400	1,553,972
Meadowbrook Insurance Group, Inc.	239,800	2,151,006
Safety Insurance Group, Inc.	38,600	1,621,972
United Fire & Casualty Co.	56,800	1,204,728

www.bridgeway.com	1

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Unitrin, Inc.	87,600	$2,136,564

		12,889,645

IT Services - 2.32%
Unisys Corp.*	90,900	2,536,110

Machinery - 3.26%
Briggs & Stratton Corp.	71,500	1,359,215
Commercial Vehicle Group, Inc.*	100,900	1,027,162
Mueller Industries, Inc.	44,400	1,176,156

		3,562,533

Marine - 1.83%
International Shipholding Corp.	70,900	2,002,216

Media - 4.17%
Cinemark Holdings, Inc.	140,000	2,254,000
Sinclair Broadcast Group, Inc., Class A*	171,200	1,201,824
Valassis Communications, Inc.*	32,400	1,098,036

		4,553,860

Metals & Mining - 1.25%
Kaiser Aluminum Corp.	31,900	1,365,001

Multi-Utilities - 1.69%
NorthWestern Corp.	64,700	1,843,950

Oil, Gas & Consumable Fuels - 2.12%
Knightsbridge Tankers, Ltd.	57,800	1,092,420
Petroleum Development Corp.*	44,400	1,225,440

		2,317,860

Paper & Forest Products - 1.09%
PH Glatfelter Co.	98,400	1,196,544

Pharmaceuticals - 5.49%
Medicines Co. (The)*	75,100	1,066,420
Medicis Pharmaceutical Corp., Class A	82,200	2,437,230
Par Pharmaceutical Cos., Inc.*	85,900	2,497,972

		6,001,622

Real Estate Investment Trusts (REITs) - 6.11%
BioMed Realty Trust, Inc.	130,400	2,336,768
MPG Office Trust, Inc.*#	392,700	981,750
Retail Opportunity Investments Corp.	123,500	1,181,895

Industry Company	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors+	99,740	$2,176,327

		6,676,740

Road & Rail - 1.14%
Amerco, Inc.*	15,700	1,247,836

Semiconductors & Semiconductor Equipment - 2.98%
Integrated Silicon Solution, Inc.*	236,300	2,034,543
Photronics, Inc.*	230,300	1,218,287

		3,252,830

Software - 0.39%
Wave Systems Corp., Class A*+	190,000	425,600

Specialty Retail - 5.83%
Jo-Ann Stores, Inc.*	49,100	2,187,405
MarineMax, Inc.*	124,200	874,368
Sally Beauty Holdings, Inc.*	99,600	1,115,520
Select Comfort Corp.*	323,500	2,193,330

		6,370,623

Thrifts & Mortgage Finance - 2.36%
Beneficial Mutual Bancorp, Inc.*	192,200	1,724,034
Meridian Interstate Bancorp, Inc.*	81,300	856,902

		2,580,936

TOTAL COMMON STOCKS - 99.76% (Cost $94,952,419)		109,017,346

TOTAL INVESTMENTS - 99.76% (Cost $94,952,419)		$109,017,346
Other Assets in Excess of Liabilities - 0.24%		261,910

NET ASSETS - 100.00%		$109,279,256

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $981,750.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of 7,389,789 at September 30, 2010.

LLC - Limited Liability Co.

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Common Stocks	$109,017,346	$—	$—	$109,017,346

TOTAL	$109,017,346	$—	$—	$109,017,346

Other Financial Instruments**	$—	$(4,057)	$—	$(4,057)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Large-Cap Growth Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.96%
Aerospace & Defense - 2.58%
Lockheed Martin Corp.	12,300	$876,744
Northrop Grumman Corp.	10,500	636,615

		1,513,359

Auto Components - 1.13%
TRW Automotive Holdings Corp.*	16,000	664,960

Beverages - 2.32%
Brown-Forman Corp., Class B	12,600	776,664
Dr. Pepper Snapple Group, Inc.	16,500	586,080

		1,362,744

Biotechnology - 2.29%
Gilead Sciences, Inc.*	37,740	1,343,921

Capital Markets - 2.54%
Affiliated Managers Group, Inc.*	8,400	655,284
Franklin Resources, Inc.	7,800	833,820

		1,489,104

Chemicals - 5.58%
Ashland, Inc.	12,000	585,240
Lubrizol Corp.	10,800	1,144,476
Praxair, Inc.	9,800	884,548
Sherwin-Williams Co. (The)	8,800	661,232

		3,275,496

Communications Equipment - 3.77%
F5 Networks, Inc.*	11,900	1,235,339
Harris Corp.	22,100	978,809

		2,214,148

Computers & Peripherals - 8.69%
Apple, Inc.*	6,900	1,957,875
Hewlett-Packard Co.	42,200	1,775,354
NetApp, Inc.*	11,700	582,543
SanDisk Corp.*	21,400	784,310

		5,100,082

Diversified Consumer Services - 0.89%
ITT Educational Services, Inc.*	7,400	519,998

Electrical Equipment - 0.54%
Thomas & Betts Corp.*	7,700	315,854

Electronic Equipment, Instruments & Components - 1.15%
Arrow Electronics, Inc.*	25,300	676,269

Industry Company	Shares	Value

Energy Equipment & Services - 1.26%
FMC Technologies, Inc.*	10,800	$737,532

Food & Staples Retailing - 2.25%
CVS Caremark Corp.	20,440	643,247
Wal-Mart Stores, Inc.	12,600	674,352

		1,317,599

Food Products - 1.36%
General Mills, Inc.	21,800	796,572

Health Care Equipment & Supplies - 3.74%
CR Bard, Inc.	7,900	643,297
Intuitive Surgical, Inc.*	3,500	993,090
Medtronic, Inc.	16,700	560,786

		2,197,173

Health Care Providers & Services - 6.24%
AmerisourceBergen Corp.	21,400	656,124
Express Scripts, Inc.*	28,800	1,402,560
Medco Health Solutions, Inc.*	18,600	968,316
Quest Diagnostics, Inc.#	12,600	635,922

		3,662,922

Hotels, Restaurants & Leisure - 1.62%
Starbucks Corp.	37,100	949,018

Household Products - 2.15%
Colgate-Palmolive Co.	7,500	576,450
Procter & Gamble Co. (The)	11,400	683,658

		1,260,108

Industrial Conglomerates - 1.06%
General Electric Co.	38,400	624,000

Insurance - 2.58%
Aflac, Inc.	16,900	873,899
Travelers Cos., Inc. (The)	12,300	640,830

		1,514,729

Internet & Catalog Retail - 3.00%
Expedia, Inc.	31,400	885,794
NetFlix, Inc.*+	5,400	875,664

		1,761,458

Internet Software & Services - 3.50%
Akamai Technologies, Inc.*	22,100	1,108,978
Google, Inc., Class A*	1,800	946,422

		2,055,400

www.bridgeway.com	1

Bridgeway Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services - 5.69%
Cognizant Technology
Solutions Corp., Class A*	22,000	$1,418,340
International Business Machines Corp.	9,300	1,247,502
Mastercard, Inc., Class A	3,000	672,000

		3,337,842

Leisure Equipment & Products - 0.99%
Hasbro, Inc.	13,100	583,081

Machinery - 1.17%
Cummins, Inc.	7,600	688,408

Media - 1.09%
Viacom, Inc., Class B	17,600	636,944

Metals & Mining - 1.08%
Newmont Mining Corp.	10,100	634,381

Multiline Retail - 2.00%
Big Lots, Inc.*	17,700	588,525
Family Dollar Stores, Inc.	13,300	587,328

		1,175,853

Oil, Gas & Consumable Fuels - 3.49%
Chevron Corp.	7,500	607,875
Exxon Mobil Corp.	10,500	648,795
Southwestern Energy Co.*	23,700	792,528

		2,049,198

Personal Products - 2.07%
Estee Lauder Cos., Inc., Class A (The)	19,200	1,214,016

Pharmaceuticals - 2.13%
Bristol-Myers Squibb Co.	21,653	587,013
Johnson & Johnson	10,700	662,972

		1,249,985

Road & Rail - 2.30%
Union Pacific Corp.	16,500	1,349,700

Semiconductors & Semiconductor Equipment - 4.16%
First Solar, Inc.*+	5,500	810,425
Intel Corp.	54,200	1,042,266
Xilinx, Inc.	22,100	588,081

		2,440,772

Software - 3.15%
Microsoft Corp.	23,600	577,964
Oracle Corp.	24,900	668,565
VMware, Inc., Class A*	7,100	603,074

		1,849,603

Industry Company	Shares	Value

Specialty Retail - 6.05%
AutoZone, Inc.*	2,900	$663,839
Gap, Inc. (The)	33,500	624,440
Ross Stores, Inc.	16,200	884,844
TJX Cos., Inc.	30,900	1,379,067

		3,552,190

Textiles, Apparel & Luxury Goods - 1.23%
Coach, Inc.	16,800	721,728

Trading Companies & Distributors - 1.93%
W.W. Grainger, Inc.	9,500	1,131,545

Wireless Telecommunication Services - 1.19%
MetroPCS Communications, Inc.*	66,900	699,774

TOTAL COMMON STOCKS - 99.96%		58,667,466

(Cost $50,618,432)

TOTAL INVESTMENTS - 99.96%		$58,667,466
(Cost $50,618,432)
Other Assets in Excess of Liabilities - 0.04%		23,240

NET ASSETS - 100.00%		$58,690,706

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $635,922.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $1,686,089 at September 30, 2010.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Signi- ficant Obser- vable Inputs	Level 3 Signi- ficant Unobser- vable Inputs	Total
Common Stocks	$58,667,466	$—	$—	$58,667,466

TOTAL	$58,667,466	$—	$—	$58,667,466

Other Financial Instruments**	$—	$(6)	$—	$(6)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.96%
Aerospace & Defense - 6.62%
L-3 Communications Holdings, Inc.	4,300	$310,761
Lockheed Martin Corp.	5,600	399,168
Northrop Grumman Corp.	6,100	369,843
Raytheon Co.	14,400	658,224

		1,737,996

Airlines - 1.87%
Southwest Airlines Co.	37,500	490,125

Auto Components - 1.15%
TRW Automotive Holdings Corp.*	7,300	303,388

Automobiles - 1.69%
Ford Motor Co.*	36,200	443,088

Beverages - 2.04%
Brown-Forman Corp., Class B+	4,600	283,544
Dr. Pepper Snapple Group, Inc.	7,100	252,192

		535,736

Chemicals - 5.03%
E.I. du Pont de Nemours & Co.	12,600	562,212
Lubrizol Corp.	4,400	466,268
Sherwin-Williams Co. (The)	3,900	293,046

		1,321,526

Commercial Banks - 3.07%
M&T Bank Corp.+	3,700	302,697
Wells Fargo & Co.	20,100	505,113

		807,810

Computers & Peripherals - 0.81%
SanDisk Corp.*	5,800	212,570

Diversified Financial Services - 2.36%
CME Group, Inc.	1,200	312,540
NYSE Euronext	10,800	308,556

		621,096

Diversified Telecommunication Services - 4.89%
AT&T, Inc.	30,349	867,981
CenturyLink, Inc.	9,300	366,978
Frontier Communications Corp.	6,176	50,458

		1,285,417

Industry Company	Shares	Value

Electric Utilities - 3.36%
American Electric Power Co., Inc.	8,100	$293,463
Duke Energy Corp.	17,400	308,154
Southern Co.	7,550	281,162

		882,779

Electronic Equipment, Instruments & Components - 1.09%
Arrow Electronics, Inc.*	10,700	286,011

Energy Equipment & Services - 2.42%
National Oilwell Varco, Inc.	8,500	377,995
Unit Corp.*	6,900	257,301

		635,296

Food & Staples Retailing - 3.50%
CVS Caremark Corp.	11,480	361,275
Safeway, Inc.	13,000	275,080
Wal-Mart Stores, Inc.	5,300	283,656

		920,011

Food Products - 2.26%
Campbell Soup Co.	7,400	264,550
ConAgra Foods, Inc.	15,000	329,100

		593,650

Health Care Providers & Services - 6.07%
AmerisourceBergen Corp.	8,600	263,676
CIGNA Corp.	4,900	175,322
McKesson Corp.	9,300	574,554
Quest Diagnostics, Inc.	5,400	272,538
UnitedHealth Group, Inc.	8,800	308,968

		1,595,058

Household Products - 1.98%
Colgate-Palmolive Co.	3,400	261,324
Procter & Gamble Co. (The)	4,300	257,871

		519,195

Industrial Conglomerates - 1.01%
General Electric Co.	16,400	266,500

Insurance - 11.03%
Aflac, Inc.	10,000	517,100
Berkshire Hathaway, Inc., Class B*	9,500	785,460
Chubb Corp.	8,000	455,920
Loews Corp.	10,800	409,320
Prudential Financial, Inc.	7,600	411,768

www.bridgeway.com	1

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Travelers Cos., Inc. (The)	6,100	$317,810

		2,897,378

IT Services - 0.96%
Computer Sciences Corp.	5,500	253,000

Leisure Equipment & Products - 1.02%
Hasbro, Inc.	6,000	267,060

Media - 7.17%
DIRECTV, Class A*	8,800	366,344
News Corp., Class A	26,000	339,560
Time Warner, Inc.	20,966	642,608
Walt Disney Co. (The)	7,700	254,947
Washington Post Co., Class B (The)	700	279,587

		1,883,046

Oil, Gas & Consumable Fuels - 9.25%
Chesapeake Energy Corp.	22,000	498,300
Chevron Corp.	8,414	681,955
Comstock Resources, Inc.*	10,100	227,149
ConocoPhillips	9,100	522,613
Exxon Mobil Corp.	8,100	500,499

		2,430,516

Pharmaceuticals - 6.45%
Bristol-Myers Squibb Co.	11,572	313,717
Merck & Co., Inc.	10,100	371,781
Pfizer, Inc.	37,800	649,026
Watson Pharmaceuticals, Inc.*	8,500	359,635

		1,694,159

Real Estate Investment Trusts (REITs) - 4.53%
AvalonBay Communities, Inc.	3,900	405,327
HCP, Inc.	10,165	365,737
Ventas, Inc.	8,100	417,717

		1,188,781

Road & Rail - 1.84%
Union Pacific Corp.	5,900	482,620

Semiconductors & Semiconductor Equipment - 1.55%
Micron Technology, Inc.*	56,400	406,644

Software - 0.97%
Microsoft Corp.#	10,400	254,696

Specialty Retail - 1.04%
Gap, Inc. (The)	14,700	274,008

Industry Company	Shares	Value

Thrifts & Mortgage Finance - 1.92%
New York Community Bancorp, Inc.	31,000	$503,750

Wireless Telecommunication Services - 1.01%
MetroPCS Communications, Inc.*	25,400	265,684

TOTAL COMMON STOCKS - 99.96%		26,258,594

(Cost $21,654,359)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.42%
BlackRock Fed Fund	0.08%	110,038	110,038

TOTAL MONEY MARKET FUND - 0.42%			110,038

(Cost $110,038)

TOTAL INVESTMENTS - 100.38%			$26,368,632
(Cost $21,764,397)
Liabilities in Excess of Other Assets - (0.38%)			(99,550)

NET ASSETS - 100.00%			$26,269,082

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $254,696.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $312,991 at September 30, 2010.

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$26,258,594	$—	$—	$26,258,594
Money Market Fund	—	110,038	—	110,038

TOTAL	$26,258,594	$110,038	$—	$26,368,632

Other Financial Instruments**	$—	$(1,008)	$—	$(1,008)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.93%
Aerospace & Defense - 2.62%
United Technologies Corp.	94,780	$6,751,179

Air Freight & Logistics - 2.72%
United Parcel Service, Inc., Class B	105,063	7,006,651

Beverages - 5.39%
Coca-Cola Co. (The)	123,657	7,236,408
PepsiCo, Inc.	100,450	6,673,898

		13,910,306

Capital Markets - 2.78%
Goldman Sachs Group, Inc. (The)	49,500	7,156,710

Chemicals - 2.71%
Monsanto Co.	145,950	6,995,384

Commercial Banks - 2.70%
Wells Fargo & Co.	276,859	6,957,467

Communications Equipment - 2.57%
Cisco Systems, Inc.*	302,308	6,620,545

Computers & Peripherals - 6.57%
Apple, Inc.*	35,100	9,959,625
Hewlett-Packard Co.	166,000	6,983,620

		16,943,245

Diversified Financial Services - 5.37%
Bank of America Corp.	531,208	6,964,137
JPMorgan Chase & Co.	181,095	6,894,287

		13,858,424

Diversified Telecommunication Services - 5.70%
AT&T, Inc.	252,225	7,213,635
Frontier Communications Corp.	50,741	414,554
Verizon Communications, Inc.	217,189	7,078,189

		14,706,378

Energy Equipment & Services - 2.77%
Schlumberger, Ltd.	116,100	7,152,921

Food & Staples Retailing - 5.39%
CVS Caremark Corp.	218,300	6,869,901

Industry Company	Shares	Value

Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	131,219	$7,022,841

		13,892,742

Hotels, Restaurants & Leisure - 2.83%
McDonald’s Corp.	98,100	7,309,431

Household Products - 2.71%
Procter & Gamble Co. (The)	116,726	7,000,058

Industrial Conglomerates - 5.71%
3M Co.	88,100	7,639,151
General Electric Co.	436,443	7,092,199

		14,731,350

Insurance - 2.57%
Berkshire Hathaway, Inc., Class B*	80,250	6,635,070

Internet Software & Services - 2.87%
Google, Inc., Class A*	14,070	7,397,865

IT Services - 5.47%
International Business Machines Corp.	53,642	7,195,538
Visa, Inc., Class A	92,900	6,898,754

		14,094,292

Oil, Gas & Consumable Fuels - 11.13%
Chevron Corp.	89,195	7,229,255
ConocoPhillips	128,115	7,357,644
Exxon Mobil Corp.	115,187	7,117,405
Occidental Petroleum Corp.	89,300	6,992,190

		28,696,494

Pharmaceuticals - 11.02%
Abbott Laboratories	137,100	7,162,104
Johnson & Johnson	113,752	7,048,074
Merck & Co., Inc.	190,335	7,006,231
Pfizer, Inc.	419,644	7,205,288

		28,421,697

Semiconductors & Semiconductor Equipment - 2.69%
Intel Corp.	360,643	6,935,165

Software - 5.64%
Microsoft Corp.	279,845	6,853,404

www.bridgeway.com	1

Bridgeway Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Software (continued)
Oracle Corp.		286,113	$7,682,134

			14,535,538

TOTAL COMMON STOCKS - 99.93%			257,708,912

(Cost $225,679,496)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.21%
BlackRock Fed Fund	0.08%	550,501	550,501

TOTAL MONEY MARKET FUND - 0.21%			550,501

(Cost $550,501)

TOTAL INVESTMENTS - 100.14% (Cost $226,229,997)			$258,259,413
Liabilities in Excess of Other Assets - (0.14%)			(364,184)

NET ASSETS - 100.00%			$257,895,229

*	Non-income producing security.
^	Rate disclosed as of September 30, 2010.

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$257,708,912	$—	$—	$257,708,912
Money Market Fund	—	550,501	—	550,501

TOTAL	$257,708,912	$550,501	$—	$258,259,413

See Notes to Quarterly Schedule of Investments.

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 59.01%
Aerospace & Defense - 2.48%
General Dynamics Corp.	1,400	$87,934
Honeywell International, Inc.	2,900	127,426
Lockheed Martin Corp.	2,470	176,062
Northrop Grumman Corp.#	6,100	369,843
United Technologies Corp.	940	66,956

		828,221

Air Freight & Logistics - 0.31%
FedEx Corp.	1,200	102,600

Beverages - 1.36%
Brown-Forman Corp., Class B	2,950	181,838
Coca-Cola Co. (The)	3,500	204,820
PepsiCo, Inc.	1,000	66,440

		453,098

Biotechnology - 0.69%
Gilead Sciences, Inc.*#	6,500	231,465

Capital Markets - 1.25%
Ameriprise Financial, Inc.	2,080	98,447
Bank of New York Mellon Corp. (The)	1,832	47,870
Charles Schwab Corp. (The)	5,000	69,500
Franklin Resources, Inc.	300	32,070
Goldman Sachs Group, Inc. (The)#	400	57,832
Morgan Stanley	1,500	37,020
State Street Corp.#	2,000	75,320

		418,059

Chemicals - 0.97%
Dow Chemical Co. (The)#	5,300	145,538
Monsanto Co.#	1,000	47,930
Sherwin-Williams Co. (The)	600	45,084
Sigma-Aldrich Corp.#	1,400	84,532

		323,084

Commercial Banks - 1.71%
BB&T Corp.#	2,300	55,384
Comerica, Inc.#	2,600	96,590
KeyCorp#	4,900	39,004
Marshall & Ilsley Corp.#	8,200	57,728
US Bancorp#	5,500	118,910
Wells Fargo & Co.#	8,071	202,824

		570,440

Communications Equipment - 1.28%
Cisco Systems, Inc.*#	14,100	308,790

Industry Company	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.*#	3,900	$118,365

		427,155

Computers & Peripherals - 2.88%
Apple, Inc.*	800	227,000
Lexmark International, Inc., Class A*#	2,800	124,936
SanDisk Corp.*#	10,200	373,830
Seagate Technology PLC*#	20,000	235,600

		961,366

Consumer Finance - 0.66%
American Express Co.	2,200	92,466
Capital One Financial Corp.	3,200	126,560

		219,026

Diversified Financial Services - 1.49%
Bank of America Corp.#	10,800	141,588
Citigroup, Inc.*	5,100	19,890
JPMorgan Chase & Co.	8,800	335,016

		496,494

Diversified Telecommunication Services - 0.75%
AT&T, Inc.	5,400	154,440
Frontier Communications Corp.	672	5,490
Verizon Communications, Inc.#	2,800	91,252

		251,182

Electric Utilities - 0.43%
American Electric Power Co., Inc.	1,600	57,968
Exelon Corp.	1,100	46,838
Progress Energy, Inc.	900	39,978

		144,784

Electrical Equipment - 0.17%
Emerson Electric Co.	1,100	57,926

Electronic Equipment, Instruments & Components - 1.51%
Corning, Inc.#	4,500	82,260
FLIR Systems, Inc.*	1,200	30,840
Sanmina-SCI Corp.*#	32,500	392,600

		505,700

Energy Equipment & Services - 0.65%
Halliburton Co.#	5,500	181,885
National Oilwell Varco, Inc.	800	35,576

		217,461

www.bridgeway.com	1

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food & Staples Retailing - 1.96%
CVS Caremark Corp.#	6,900	$217,143
Kroger Co. (The)	1,000	21,660
Safeway, Inc.#	7,700	162,932
Wal-Mart Stores, Inc.#	4,700	251,544

		653,279

Food Products - 1.19%
Archer-Daniels-Midland Co.	4,000	127,680
General Mills, Inc.	2,400	87,696
Kraft Foods, Inc., Class A	2,200	67,892
Mead Johnson Nutrition Co.	2,016	114,730

		397,998

Health Care Equipment & Supplies - 1.33%
Baxter International, Inc.#	4,100	195,611
Becton Dickinson & Co.	220	16,302
CR Bard, Inc.#	1,300	105,859
Medtronic, Inc.#	1,000	33,580
Stryker Corp.#	1,860	93,093

		444,445

Health Care Providers & Services - 1.20%
Express Scripts, Inc.*	2,200	107,140
Laboratory Corp. of America Holdings*	800	62,744
Medco Health Solutions, Inc.*#	2,100	109,326
Quest Diagnostics, Inc.#	1,500	75,705
UnitedHealth Group, Inc.	1,300	45,643

		400,558

Hotels, Restaurants & Leisure - 0.20%
McDonald’s Corp.	900	67,059

Household Products - 2.16%
Colgate-Palmolive Co.#	1,500	115,290
Kimberly-Clark Corp.	1,000	65,050
Procter & Gamble Co. (The)#	9,000	539,730

		720,070

Independent Power Producers & Energy Traders - 0.38%
AES Corp. (The)*#	11,100	125,985

Industrial Conglomerates - 1.02%
3M Co.#	2,800	242,788
General Electric Co.#	6,000	97,500

		340,288

Insurance - 5.21%
Aflac, Inc.	800	41,368

Industry Company	Shares	Value

Insurance (continued)
AON Corp.#	3,500	$136,885
Berkshire Hathaway, Inc., Class B*#	6,000	496,080
Chubb Corp.#	3,500	199,465
Principal Financial Group, Inc.	1,000	25,920
Progressive Corp. (The)	4,020	83,897
Travelers Cos., Inc. (The)#	14,500	755,450

		1,739,065

Internet & Catalog Retail - 0.47%
Amazon.com, Inc.*#	1,000	157,060

Internet Software & Services - 0.64%
eBay, Inc.*#	4,500	109,800
Google, Inc., Class A*	200	105,158

		214,958

IT Services - 2.47%
Automatic Data Processing, Inc.#	3,400	142,902
Cognizant Technology Solutions Corp., Class A*	1,000	64,470
International Business Machines Corp.	1,800	241,452
Paychex, Inc.	500	13,745
Teradata Corp.*	6,200	239,072
Visa, Inc., Class A	1,300	96,538
Western Union Co. (The)	1,500	26,505

		824,684

Leisure Equipment & Products - 0.20%
Hasbro, Inc.	1,500	66,765

Life Sciences Tools & Services - 0.17%
Thermo Fisher Scientific, Inc.*	1,200	57,456

Machinery - 1.15%
Danaher Corp.	3,000	121,830
Eaton Corp.	2,400	197,976
Flowserve Corp.	600	65,652

		385,458

Media - 1.43%
Comcast Corp., Class A#	10,950	197,976
News Corp., Class A	11,800	154,108
Omnicom Group, Inc.	1,000	39,480
Time Warner, Inc.#	2,833	86,831

		478,395

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Metals & Mining - 0.24%
Alcoa, Inc.#	1,600	$19,376
United States Steel Corp.#+	1,400	61,376

		80,752

Multiline Retail - 0.89%
Big Lots, Inc.*#	6,300	209,475
Sears Holdings Corp.*#+	1,200	86,568

		296,043

Multi-Utilities - 1.05%
Dominion Resources, Inc.	2,620	114,389
Public Service Enterprise Group, Inc.	2,600	86,008
Sempra Energy	2,800	150,640

		351,037

Oil, Gas & Consumable Fuels - 5.97%
Anadarko Petroleum Corp.#	1,700	96,985
Apache Corp.#	1,200	117,312
Chesapeake Energy Corp.	1,000	22,650
Chevron Corp.#	4,478	362,942
ConocoPhillips#	3,587	206,001
EOG Resources, Inc.#	1,500	139,455
Exxon Mobil Corp.#	13,000	803,270
Occidental Petroleum Corp.	1,200	93,960
Peabody Energy Corp.	1,200	58,812
Spectra Energy Corp.	4,050	91,328

		1,992,715

Paper & Forest Products - 0.29%
International Paper Co.	4,500	97,875

Pharmaceuticals - 1.81%
Allergan, Inc.#	2,900	192,937
Bristol-Myers Squibb Co.	5,579	151,247
Merck & Co., Inc.	2,800	103,068
Mylan, Inc.*#	1,400	26,334
Pfizer, Inc.	7,600	130,492

		604,078

Road & Rail - 0.69%
Union Pacific Corp.	2,800	229,040

Semiconductors & Semiconductor Equipment - 4.25%
Broadcom Corp., Class A#	4,500	159,255
Cirrus Logic, Inc.*#	31,000	553,040
Intel Corp.#	7,500	144,225
Texas Instruments, Inc.	6,070	164,740
Veeco Instruments, Inc.*#	11,400	397,518

		1,418,778

Industry Company	Shares	Value

Software - 1.79%
BMC Software, Inc.*#	1,020	$41,290
Citrix Systems, Inc.*	2,100	143,304
Intuit, Inc.*	3,100	135,811
Microsoft Corp.	4,400	107,756
Oracle Corp.	6,360	170,766

		598,927

Specialty Retail - 0.90%
AutoZone, Inc.*#	1,200	274,692
Staples, Inc.	1,250	26,150

		300,842

Textiles, Apparel & Luxury Goods - 0.53%
NIKE, Inc., Class B	2,200	176,308

Thrifts & Mortgage Finance - 0.18%
Hudson City Bancorp, Inc.	4,800	58,848

Trading Companies & Distributors - 0.18%
W.W. Grainger, Inc.	500	59,555

Wireless Telecommunication Services - 0.47%
American Tower Corp., Class A*#	2,500	128,150
Sprint Nextel Corp.*	6,000	27,780

		155,930

TOTAL COMMON STOCKS - 59.01%		19,702,312

(Cost $17,364,411)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

CORPORATE NOTES - 6.35%
Holding Companies - Diversified - 6.35%
Leucadia National Corp.+
8/15/2013	7.750%	$2,000,000	2,120,000
TOTAL CORPORATE NOTES - 6.35%			2,120,000

(Cost $2,035,089)

www.bridgeway.com	3

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Due Date	Discount Rate or Coupon Rate		Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 33.12%
U.S. Treasury Bills - 20.96%
10/28/2010	0.240	%(a)	$4,000,000	$3,999,602
12/02/2010	0.145	%(a)	1,500,000	1,499,664
12/30/2010	0.150	%(a)	1,500,000	1,499,412

				6,998,678

U.S. Treasury Notes - 12.16%
10/15/2010	4.250%		500,000	500,761
04/30/2011	4.875%		1,200,000	1,232,344
08/31/2011	4.625%		300,000	311,906
12/31/2011	1.000%		200,000	201,688
04/30/2012	4.500%		300,000	319,734
07/15/2012	1.500%		200,000	204,047
08/15/2012	1.750%		300,000	307,535
11/30/2012	3.375%		300,000	319,101
12/31/2012	3.625%		200,000	214,172
11/15/2013	4.250%		200,000	222,250
02/15/2015	4.000%		200,000	224,891

				4,058,429

TOTAL U.S. GOVERNMENT OBLIGATIONS - 33.12%				11,057,107

(Cost $10,895,397)

	Rate^		Shares	Value

MONEY MARKET FUND - 3.29%
BlackRock Fed Fund	0.08%		1,098,640	1,098,640

TOTAL MONEY MARKET FUND - 3.29%				1,098,640

(Cost $1,098,640)

TOTAL INVESTMENTS - 101.77%				$33,978,059
(Cost $31,393,537)
Liabilities in Excess of Other Assets - (1.77%)				(590,232)

NET ASSETS - 100.00%				$33,387,827

*	Non-income producing security.
#	Security subject to call option written by the Fund.
^	Rate disclosed as of September 30, 2010.
+	This security or a portion of the security is out on loan at September 30, 2010. Total loaned securities had a market value of $2,265,046 at September 30, 2010.
(a)	Rate represents the effective yield at purchase.

ADR - American Depositary Receipt

PLC - Public Limited Company

See Notes to Quarterly Schedule of Investments.

4	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Company	Number of Contracts	Value

CALL OPTIONS WRITTEN - (1.41%)

3M Co.
Expiring January, 2011 at $90.00	15	$(1,800)
AES Corp. (The)
Expiring November, 2010 at $11.00	50	(4,000)
Alcoa, Inc.
Expiring October, 2010 at $12.00	10	(460)
Allergan, Inc.
Expiring October, 2010 at $67.50	10	(1,100)
Amazon.com, Inc.
Expiring October, 2010 at $140.00	10	(18,450)
American Tower Corp., Class A
Expiring October, 2010 at $46.00	10	(6,000)
Anadarko Petroleum Corp.
Expiring November, 2010 at $52.50	7	(4,445)
AON Corp.
Expiring October, 2010 at $37.50	10	(1,850)
Expiring October, 2010 at $40.00	15	(525)

		(2,375)

Apache Corp.
Expiring October, 2010 at $100.00	7	(847)
Automatic Data Processing, Inc.
Expiring November, 2010 at $40.00	26	(7,020)
AutoZone, Inc.
Expiring December, 2010 at $240.00	3	(1,290)
Bank of America Corp.
Expiring November, 2010 at $14.00	25	(950)
Baxter International, Inc.
Expiring November, 2010 at $45.00	11	(3,960)
BB&T Corp.
Expiring December, 2010 at $24.00	23	(3,496)
Berkshire Hathaway, Inc., Class B
Expiring January, 2011 at $90.00	60	(8,700)
Big Lots, Inc.
Expiring January, 2011 at $35.00	15	(3,075)
BMC Software, Inc.
Expiring November, 2010 at $39.00	5	(1,550)

Company	Number of Contracts	Value

Broadcom Corp., Class A
Expiring November, 2010 at $36.00	10	$(1,770)
Chevron Corp.
Expiring December, 2010 at $80.00	11	(4,015)
Chubb Corp.
Expiring October, 2010 at $55.00	10	(2,480)
Cirrus Logic, Inc.
Expiring November, 2010 at $17.00	185	(39,590)
Expiring December, 2010 at $17.50	125	(27,500)

		(67,090)

Cisco Systems, Inc.
Expiring October, 2010 at $24.00	25	(75)
Expiring January, 2011 at $22.50	15	(1,800)

		(1,875)

Colgate-Palmolive Co.
Expiring November, 2010 at $85.00	8	(160)
Comcast Corp., Class A
Expiring October, 2010 at $20.00	10	(30)
Comerica, Inc.
Expiring October, 2010 at $41.00	8	(80)
ConocoPhillips
Expiring November, 2010 at $57.50	9	(1,683)
Corning, Inc.
Expiring November, 2010 at $18.00	12	(1,176)
CR Bard, Inc.
Expiring October, 2010 at $80.00	8	(1,680)
CVS Caremark Corp.
Expiring November, 2010 at $31.00	20	(3,260)
Dow Chemical Co. (The)
Expiring December, 2010 at $27.00	14	(2,870)
eBay, Inc.
Expiring October, 2010 at $21.00	15	(5,400)
Expiring October, 2010 at $23.00	10	(1,580)

		(6,980)

www.bridgeway.com	1

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
EOG Resources, Inc.
Expiring October, 2010 at $120.00	5	$(65)
Exxon Mobil Corp.
Expiring October, 2010 at $60.00	65	(13,975)
Expiring October, 2010 at $67.50	15	(30)

		(14,005)

General Electric Co.
Expiring December, 2010 at $16.00	15	(1,500)
Gilead Sciences, Inc.
Expiring November, 2010 at $35.00	16	(3,440)
Goldman Sachs Group, Inc. (The)
Expiring October, 2010 at $145.00	4	(1,152)
Halliburton Co.
Expiring October, 2010 at $30.00	35	(11,550)
Intel Corp.
Expiring October, 2010 at $23.00	20	(20)
Expiring January, 2011 at $20.00	10	(790)

		(810)

Juniper Networks, Inc.
Expiring October, 2010 at $26.00	15	(6,975)
KeyCorp
Expiring December, 2010 at $8.00	12	(804)
Lexmark International, Inc., Class A
Expiring October, 2010 at $37.00	7	(5,670)
Marshall & Ilsley Corp.
Expiring December, 2010 at $7.50	20	(1,100)
Medco Health Solutions, Inc.
Expiring October, 2010 at $60.00	7	(35)
Medtronic, Inc.
Expiring November, 2010 at $33.00	10	(1,420)
Monsanto Co.
Expiring October, 2010 at $50.00	5	(485)
Mylan, Inc.
Expiring October, 2010 at $19.00	14	(420)
Northrop Grumman Corp.
Expiring November, 2010 at $60.00	53	(13,515)

Company	Number of Contracts	Value

Procter & Gamble Co. (The)
Expiring October, 2010 at $62.50	66	$(396)
Expiring October, 2010 at $65.00	12	(12)

		(408)

Quest Diagnostics, Inc.
Expiring November, 2010 at $45.00	7	(4,200)
Safeway, Inc.
Expiring December, 2010 at $20.00	30	(5,400)
Expiring January, 2011 at $21.00	12	(1,620)

		(7,020)

SanDisk Corp.
Expiring November, 2010 at $36.00	75	(23,625)
Sanmina-SCI Corp.
Expiring October, 2010 at $15.00	25	(250)
Expiring November, 2010 at $11.00	300	(60,000)

		(60,250)

Seagate Technology PLC
Expiring November, 2010 at $10.00	200	(41,600)
Sears Holding Corp.
Expiring December, 2010 at $75.00	6	(2,490)
Sigma-Aldrich Corp.
Expiring October, 2010 at $55.00	7	(3,990)
State Street Corp.
Expiring November, 2010 at $40.00	7	(770)
Stryker Corp.
Expiring December, 2010 at $48.00	6	(2,280)
Time Warner, Inc.
Expiring October, 2010 at $34.00	10	(30)
Travelers Cos., Inc. (The)
Expiring October, 2010 at $50.00	100	(23,600)
Expiring October, 2010 at $55.00	15	(225)

		(23,825)

United States Steel Corp.
Expiring October, 2010 at $50.00	5	(115)

2	Quarterly Report | September 30, 2010 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2010 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
US Bancorp
Expiring December, 2010 at $24.00	14	$(560)
Veeco Instruments, Inc.
Expiring October, 2010 at $30.00	114	(61,560)
Verizon Communications, Inc.
Expiring October, 2010 at $27.00	14	(8,050)
Wal-Mart Stores, Inc.
Expiring December, 2010 at $52.50	12	(2,688)
Wells Fargo & Co.
Expiring October, 2010 at $30.00	25	(50)

TOTAL CALL OPTIONS WRITTEN – (1.41%)		(471,124)

(Premiums received $(379,782))

PUT OPTIONS WRITTEN - (0.53%)

Acme Packet, Inc.
Expiring November, 2010 at $32.50	100	(12,500)
Alaska Air Group, Inc.
Expiring October, 2010 at $50.00	67	(6,365)
Baidu, Inc. - Sponsored ADR
Expiring November, 2010 at $85.00	22	(5,148)
Expiring October, 2010 at $85.00	35	(1,365)

		(6,513)
Bristol-Myers Squibb Co.
Expiring January, 2011 at $26.00	130	(13,650)
Campbell Soup Co.
Expiring February, 2011 at $35.00	35	(5,775)
Chubb Corp.
Expiring January, 2011 at $55.00	60	(10,920)
CME Group, Inc.
Expiring December, 2010 at $260.00	13	(18,460)
CVS Caremark Corp.
Expiring November, 2010 at $32.00	115	(17,250)
F5 Networks, Inc.
Expiring October, 2010 at $95.00	30	(2,250)
Medicines Co. (The)
Expiring October, 2010 at $14.00	160	(10,400)

Company	Number of Contracts	Value

NetFlix, Inc.
Expiring December, 2010 at $130.00	25	$(13,375)
Northrop Grumman Corp.
Expiring January, 2011 at $55.00	15	(2,775)
priceline.com, Inc.
Expiring October, 2010 at $310.00	11	(1,540)
Raytheon Co.
Expiring November, 2010 at $43.00	76	(5,852)
Safeway, Inc.
Expiring January, 2011 at $20.00	140	(12,320)
Silver Wheaton Corp.
Expiring November, 2010 at $23.00	100	(5,600)
TIBCO Software, Inc.
Expiring November, 2010 at $15.00	120	(4,200)
TRW Automotive Holdings Corp.
Expiring October, 2010 at $35.00	95	(1,425)
Viacom, Inc., Class A
Expiring November, 2010 at $40.00	100	(19,500)
Wal-Mart Stores, Inc.
Expiring December, 2010 at $50.00	65	(4,355)

TOTAL PUT OPTIONS WRITTEN – (0.53%)		(175,025)

(Premiums received $(289,074))

TOTAL OPTIONS WRITTEN – (1.94)%		$(646,149)

(Premiums received $(668,856))

www.bridgeway.com	3

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2010 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obser - vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$19,702,312	$—	$—	$19,702,312
Corporate Notes	—	2,120,000	—	2,120,000
U.S. Government Obligations	—	11,057,107	—	11,057,107
Money Market Fund	—	1,098,640	—	1,098,640

TOTAL	$19,702,312	$14,275,747	$—	$33,978,059

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Written Options	$(646,149)	$—	$—	$(646,149)

TOTAL	$(646,149)	$—	$—	$(646,149)

See Notes to Quarterly Schedule of Investments.

4	Quarterly Report | September 30, 2010 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 12 investment funds (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index and Managed Volatility Funds.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified into the Ultra-Small Company Market Fund. 10,000,000 shares have been classified into the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

The Aggressive Investors 1 Fund is closed to new investors. The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation  Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long

www.bridgeway.com	1

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments. The Funds’ total return swap values are derived by applying observable inputs to the outstanding notional values.

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2010 is included with each Fund’s Schedule of Investments.

2	Quarterly Report | September 30, 2010 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact of ASU No. 2010-06 will have on its financial statement disclosures.

Securities Lending  Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2010, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$15,446,551	$16,191,850
Aggressive Investors 2	36,418,258	38,288,519
Ultra-Small Company	8,273,001	8,842,037
Ultra-Small Company Market	43,814,368	48,890,380
Micro-Cap Limited	2,399,091	2,570,480
Small-Cap Momentum	203,077	212,500
Small-Cap Growth	5,875,115	6,163,422
Small-Cap Value	7,389,789	8,011,032
Large-Cap Growth	1,686,089	1,786,500
Large-Cap Value	312,991	321,321
Managed Volatility	2,265,046	2,285,800

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2010, the collateral consisted of an institutional money market fund.

Risks and Uncertainties  The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations  Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Derivatives

The Funds’ use of derivatives for the period ended September 30, 2010 was limited to futures contracts, total return swaps and writing options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value
Aggressive Investors 1
Other	$ 812	$ —

Aggressive Investors 2
Other	—	639

Ultra-Small Company Fund
Other	23,058	—

Ultra-Small Company Market Fund
Other	70,859	—

Micro Cap Limited Fund
Other	—	1,798

Small-Cap Growth Fund
Other	1,378	—

Small-Cap Value Fund
Other	—	4,057

Large-Cap Growth Fund
Other	—	6

Large-Cap Value Fund
Other	—	1,008

Managed Volatility Fund
Equity Contracts	—	646,149

The derivative instruments outstanding as of September 30, 2010 as disclosed in the Notes to Quarterly Schedule of Investments serve as indicators of the volume of derivative activity for the Funds.

Futures Contracts  The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2010, the Funds had no open futures contracts.

Options  The Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a

4	Quarterly Report | September 30, 2010 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in a Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts  The Aggressive Investors 1, Aggressive Investors 2 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2010 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2010	2,212	$ 297,023	2,581	$ 335,089
Positions Opened	3,532	639,731	2,030	379,632
Exercised	(840)	(172,452)	(816)	(113,741)
Expired	(2,622)	(369,105)	(1,661)	(241,124)
Closed	(85)	(15,415)	(620)	(70,782)
Outstanding, September 30, 2010	2,197	$ 379,782	1,514	$ 289,074
Market Value, September 30, 2010		$ 471,124		$ 175,025

Swaps.  Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. The following total return swaps were open as of September 30, 2010:

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)

Aggressive Investors 1	ReFlow Management Co.	$1,006,770	October 1, 2010	$ 812
Aggressive Investors 2	ReFlow Management Co.	799,896	October 1, 2010	(639)
Ultra-Small Company	ReFlow Management Co.	4,050,678	October 1, 2010	23,058
Ultra-Small Company Market	ReFlow Management Co.	8,078,100	October 1, 2010	70,859
Micro-Cap Limited	ReFlow Management Co.	238,981	October 1, 2010	(1,798)
Small-Cap Growth	ReFlow Management Co.	600,437	October 1, 2010	1,378
Small-Cap Value	ReFlow Management Co.	389,364	October 1, 2010	(4,057)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis)  The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2010, were as follows:

	Aggressive Investors 1	Aggressive Investors 2	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$14,569,398	$38,731,455	$12,416,230	$81,613,173
Gross depreciation (excess of tax cost over value)	(3,714,954)	(10,296,568)	(3,376,043)	(24,147,424)
Net unrealized appreciation (depreciation)	$10,854,444	$28,434,887	$9,040,187	$57,465,749
Cost of investments for income tax purposes	$87,454,397	$262,024,748	$71,389,224	$304,586,994

	Micro-Cap Limited	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$2,842,369	$163,810	$8,228,453	$18,112,636
Gross depreciation (excess of tax cost over value)	(1,074,573)	(13,349)	(3,162,834)	(4,073,169)
Net unrealized appreciation (depreciation)	$1,767,796	$150,461	$5,065,619	$14,039,467
Cost of investments for income tax purposes	$19,599,981	$1,978,669	$48,860,030	$94,977,879

	Large-Cap Growth	Large-Cap Value	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$9,440,257	$5,387,806	$37,051,551	$4,461,729
Gross depreciation (excess of tax cost over value)	(1,391,223)	(898,998)	(8,006,427)	(1,877,422)
Net unrealized appreciation	$8,049,034	$4,488,808	$29,045,124	$2,584,307
Cost of investments for income tax purposes	$50,618,432	$21,879,824	$229,214,289	$30,747,603

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals.

6	Quarterly Report | September 30, 2010 (Unaudited)

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title) *	/S/ MICHAEL D. MULCAHY
Michael D. Mulcahy, President and Principal Executive Officer (principal executive officer)

Date 11/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/S/ MICHAEL D. MULCAHY
Michael D. Mulcahy, President and Principal Executive Officer (principal executive officer)

Date 11/19/10

By (Signature and Title) *	/S/ LINDA G. GIUFFRÉ
Linda G. Giuffré, Treasurer and Principal Financial Officer (principal financial officer)

Date 11/19/10

*	Print the name and title of each signing officer under his or her signature.